UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of September 30, 2016 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 72.2%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	1,482,434	11,903,946
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	1,239,830	14,815,967
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,690,079	16,038,850
Deutsche Floating Rate Fund "Institutional" (a)	719,008	6,039,664
Deutsche Global Inflation Fund "Institutional" (a)	1,683,598	17,357,897
Deutsche Global Infrastructure Fund "Institutional" (a)	826,559	11,918,977
Deutsche Global Real Estate Securities Fund "Institutional" (a)	362,122	3,443,784
Deutsche Real Estate Securities Fund "Institutional" (a)	297,780	6,887,654
Total Mutual Funds (Cost $90,576,686)		88,406,739
Exchange-Traded Funds 17.3%
SPDR Barclays Convertible Securities	229,901	10,658,210
VanEck Vectors JPMorgan EM Local Currency Bond ETF	429,786	8,200,317
WisdomTree Emerging Markets Local Debt	61,430	2,339,255
Total Exchange-Traded Funds (Cost $20,389,457)		21,197,782
Cash Equivalents 8.1%
Deutsche Central Cash Management Government Fund, 0.42% (a) (b) (Cost $9,890,132)	9,890,132	9,890,132
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $120,856,275) †	97.6	119,494,653
Other Assets and Liabilities, Net	2.4	2,946,942
Net Assets	100.0	122,441,595

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $122,837,364. At September 30, 2016, net unrealized depreciation for all securities based on tax cost was $3,342,711. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,653,414 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,996,125.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2016 is as follows:

Affiliate	Value ($) at December 31, 2015	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at September 30, 2016
Deutsche Diversified Market Neutral Fund	13,155,393	200,000	629,000	(107,682)	—	—	11,903,946
Deutsche Enhanced Commodity Strategy Fund	12,646,150	1,646,276	—	—	521,275	—	14,815,967
Deutsche Enhanced Emerging Markets Fixed Income Fund	13,296,026	2,835,983	1,220,000	(180,352)	528,983	—	16,038,850
Deutsche Floating Rate Fund	14,073,424	402,320	8,330,000	(970,730)	402,320	—	6,039,664
Deutsche Global Inflation Fund	10,993,719	7,450,223	1,974,000	(10,402)	91,223	—	17,357,897
Deutsche Global Infrastructure Fund	18,584,170	111,981	9,369,000	571,012	111,981	—	11,918,977
Deutsche Global Real Estate Securities Fund	3,340,604	853,000	1,128,000	50,688	—	—	3,443,784
Deutsche Real Estate Securities Fund	7,700,878	1,023,366	2,648,000	43,791	110,354	34,924	6,887,654
Deutsche Real Estate Securities Income Fund	581,940	3,785	616,578	(62,687)	3,785	—	—
Deutsche Strategic Equity Long/Short Fund	1,362,596	340,000	1,652,835	(153,482)	—	—	—
Central Cash Management Fund	3,850,877	32,940,458	26,901,203	—	14,171	—	9,890,132
Total	99,585,777	47,807,392	54,468,616	(819,844)	1,784,092	34,924	98,296,871

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$88,406,739	$—	$—	$88,406,739
Exchange-Traded Fund	21,197,782	—	—	21,197,782
Short-Term Investments	9,890,132	—	—	9,890,132
Total	$119,494,653	$—	$—	$119,494,653

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

Investment Portfolio                                                                                 as of September 30, 2016 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 95.6%
Canada 7.9%
Agnico Eagle Mines Ltd.	24,000	1,300,320
Alimentation Couche-Tard, Inc. "B"	18,000	872,320
Brookfield Asset Management, Inc. "A"	40,000	1,406,456
(Cost $2,201,201)		3,579,096
China 0.8%
Tencent Holdings Ltd. (Cost $322,207)	14,000	387,737
Finland 1.0%
Sampo Oyj "A" (Cost $484,063)	10,000	445,566
Germany 6.6%
Allianz SE (Registered)	4,500	669,647
BASF SE	6,200	530,549
Bayer AG (Registered)	4,800	483,581
Fresenius Medical Care AG & Co. KGaA	15,000	1,312,720
(Cost $2,800,869)		2,996,497
Ireland 2.6%
Glanbia PLC	20,500	394,366
Glanbia PLC	4,500	84,808
Kerry Group PLC "A" (a)	7,921	659,879
Kerry Group PLC "A" (a)	600	49,381
(Cost $975,793)		1,188,434
Israel 0.6%
Mobileye NV* (b) (Cost $246,148)	6,000	255,420
Japan 1.5%
Asics Corp.	15,000	302,112
LINE Corp. (ADR)* (c)	7,600	367,840
(Cost $568,326)		669,952
Luxembourg 2.9%
Eurofins Scientific (Cost $683,067)	2,900	1,318,864
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $277,346)	213,000	326,175
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $434,833)	4,800	441,792
Netherlands 0.3%
Patheon NV* (b) (Cost $127,346)	5,000	148,150
Norway 0.8%
Marine Harvest ASA* (Cost $222,830)	19,500	348,353
Philippines 0.8%
Universal Robina Corp. (Cost $459,003)	100,000	368,157
Sweden 3.9%
Assa Abloy AB "B"	41,000	833,423
Meda AB "A"	25,000	480,837
Svenska Cellulosa AB "B"	15,400	457,955
(Cost $1,509,365)		1,772,215
Switzerland 6.1%
Comet Holding AG (Registered)*	260	237,653
Galenica AG (Registered)	470	498,902
Lonza Group AG (Registered)*	3,700	707,940
Nestle SA (Registered)	12,015	946,743
u-blox Holding AG*	1,800	389,598
(Cost $1,912,302)		2,780,836
United Kingdom 6.1%
Aon PLC (b)	8,000	899,920
Compass Group PLC	40,000	776,662
Halma PLC	43,000	584,649
Spirax-Sarco Engineering PLC	9,000	525,246
(Cost $2,274,324)		2,786,477
United States 52.0%
A.O. Smith Corp.	3,500	345,765
AbbVie, Inc.	8,000	504,560
Acadia Healthcare Co., Inc.*	10,900	540,095
Activision Blizzard, Inc.	14,000	620,200
Allergan PLC*	2,300	529,713
Alliance Data Systems Corp.*	2,000	429,060
Alphabet, Inc. "A"*	620	498,517
Amphenol Corp. "A"	23,300	1,512,636
Applied Materials, Inc.	28,000	844,200
Biogen, Inc.*	850	266,076
Bristol-Myers Squibb Co.	9,000	485,280
CBRE Group, Inc. "A"*	17,000	475,660
Celgene Corp.*	6,000	627,180
Cerner Corp.*	6,300	389,025
CVS Health Corp.	4,500	400,455
Danaher Corp.	9,500	744,705
Dollar General Corp.	8,000	559,920
Ecolab, Inc.	5,500	669,460
EOG Resources, Inc.	7,500	725,325
EPAM Systems, Inc.*	4,900	339,619
Evolent Health, Inc. "A"*	10,000	246,200
Exxon Mobil Corp.	6,200	541,136
Facebook, Inc. "A"*	5,000	641,350
General Electric Co.	16,500	488,730
JPMorgan Chase & Co.	15,000	998,850
LKQ Corp.*	14,000	496,440
Marcus & Millichap, Inc.*	18,000	470,700
Mastercard, Inc. "A"	11,000	1,119,470
Mead Johnson Nutrition Co.	4,200	331,842
NIKE, Inc. "B"	8,000	421,200
Noble Energy, Inc.	14,700	525,378
Press Ganey Holdings, Inc.*	14,000	565,600
Rollins, Inc.	16,000	468,480
Schlumberger Ltd.	9,600	754,944
Scotts Miracle-Gro Co. "A"	6,500	541,255
T-Mobile U.S., Inc.*	13,000	607,360
Time Warner, Inc.	8,500	676,685
TJX Companies, Inc.	7,700	575,806
Union Pacific Corp.	4,600	448,638
United Technologies Corp.	4,500	457,200
Valvoline, Inc.*	4,652	109,275
Zoetis, Inc.	13,200	686,532
(Cost $20,785,925)		23,680,522
Total Common Stocks (Cost $36,284,948)		43,494,243
Securities Lending Collateral 0.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (d) (e) (Cost $307,028)	307,028	307,028
Cash Equivalents 3.1%
Deutsche Central Cash Management Government Fund, 0.42% (d) (Cost $1,400,313)	1,400,313	1,400,313
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $37,992,289) †	99.3	45,201,584
Other Assets and Liabilities, Net	0.7	297,707
Net Assets	100.0	45,499,291

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $38,179,232. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $7,022,352. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,216,776 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,194,424.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $295,724, which is 0.6% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2016 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	10,862,135	25.0%
Information Technology	8,227,949	18.9%
Consumer Staples	5,356,051	12.3%
Financials	4,420,439	10.2%
Consumer Discretionary	3,808,825	8.8%
Industrials	3,567,482	8.2%
Materials	3,150,859	7.2%
Energy	2,546,783	5.8%
Real Estate	946,360	2.2%
Telecommunication Services	607,360	1.4%
Total	43,494,243	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level

1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$3,579,096	$—	$—	$3,579,096
China	—	387,737	—	387,737
Finland	—	445,566	—	445,566
Germany	—	2,996,497	—	2,996,497
Ireland	—	1,188,434	—	1,188,434
Israel	255,420	—	—	255,420
Japan	367,840	302,112	—	669,952
Luxembourg	—	1,318,864	—	1,318,864
Malaysia	—	326,175	—	326,175
Mexico	441,792	—	—	441,792
Netherlands	148,150	—	—	148,150
Norway	—	348,353	—	348,353
Philippines	—	368,157	—	368,157
Sweden	—	1,291,378	480,837	1,772,215
Switzerland	—	2,780,836	—	2,780,836
United Kingdom	899,920	1,886,557	—	2,786,477
United States	23,680,522	—	—	23,680,522
Short-Term Investments (f)	1,707,341	—	—	1,707,341
Total	$31,080,081	$13,640,666	$480,837	$45,201,584

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Balance as of December 31, 2015	$—
Realized gains (loss)	61,441
Change in unrealized appreciation (depreciation)	239,942
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	(515,101)
Transfers into Level 3 (g)	694,555
Transfers (out) of Level 3	—
Balance as of September 30, 2016	$480,837
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$239,942

(g)	During the period ended September 30, 2016, the amount of transfers between Level 2 and Level 3 was $480,837. The investment was transferred from Level 2 to Level 3 as a result of delisting on a securities exchange.
Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock: Health Care	$480,837	Merger terms	Percentage Cash Component Percentage Mylan Stock Component	81.86% 18.14%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs used in the fair value measurement of the Fund’s delisted equity investments include the ratio of cash to stock expected to be received as a result of an acquisition. A change in the expected payout ratio may result in a significant change in the fair value measurement.

Investment Portfolio                                                 as of September 30, 2016 (Unaudited)

Deutsche Global Growth VIP

	Shares	Value ($)
Common Stocks 94.6%
Australia 0.1%
Austal Ltd. (Cost $32,165)	32,600	36,974
Bermuda 0.2%
Lazard Ltd. "A" (Cost $34,557)	1,491	54,213
Canada 6.9%
Agnico Eagle Mines Ltd.	12,500	675,997
Alimentation Couche-Tard, Inc. "B"	9,800	474,930
Brookfield Asset Management, Inc. "A"	21,000	738,389
Quebecor, Inc. "B"	1,874	56,951
SunOpta, Inc.*	6,381	45,050
(Cost $1,191,675)		1,991,317
China 1.0%
Minth Group Ltd.	18,870	66,690
Tencent Holdings Ltd.	7,500	207,717
(Cost $203,613)		274,407
Finland 1.6%
Cramo Oyj	2,641	68,282
Sampo Oyj "A"	8,700	387,642
(Cost $476,895)		455,924
France 0.8%
Altran Technologies SA*	4,339	64,161
Elior Group 144A	2,501	57,291
Flamel Technologies SA (ADR)*	6,494	80,526
Parrot SA* (a)	1,288	13,912
(Cost $240,305)		215,890
Germany 5.9%
Allianz SE (Registered)	1,800	267,859
BASF SE	3,200	273,832
Bayer AG (Registered)	2,400	241,791
Fresenius Medical Care AG & Co. KGaA	8,000	700,117
PATRIZIA Immobilien AG*	3,089	67,804
United Internet AG (Registered)	2,508	111,177
VIB Vermoegen AG	1,198	26,763
(Cost $1,564,271)		1,689,343
Hong Kong 1.3%
AIA Group Ltd.	40,000	269,285
Techtronic Industries Co., Ltd.	23,097	90,877
(Cost $311,668)		360,162
India 0.2%
WNS Holdings Ltd. (ADR)* (Cost $58,422)	2,014	60,319
Indonesia 0.1%
PT Arwana Citramulia Tbk (Cost $47,522)	621,918	27,132
Ireland 2.3%
Greencore Group PLC	15,750	68,583
Kerry Group PLC "A"	5,400	449,861
Paddy Power Betfair PLC	580	65,611
Ryanair Holdings PLC (ADR) (b)	806	60,474
(Cost $536,878)		644,529
Israel 0.2%
Mellanox Technologies Ltd.* (b) (Cost $55,996)	1,296	56,052
Italy 0.2%
Prysmian SpA (Cost $48,318)	2,442	64,032
Japan 3.2%
Ai Holdings Corp.	2,740	66,142
Anicom Holdings, Inc.	1,800	44,421
Asics Corp.	7,000	140,985
Daikyonishikawa Corp.	3,800	46,505
Kusuri No Aoki Co., Ltd.	1,358	69,522
LINE Corp. (ADR)*	3,000	145,200
MISUMI Group, Inc.	3,911	73,439
Nippon Seiki Co., Ltd.	1,783	34,083
Optex Co., Ltd.	1,500	35,704
Syuppin Co., Ltd. (a)	3,100	32,959
Topcon Corp.	2,600	37,138
United Arrows Ltd.	1,670	40,653
Universal Entertainment Corp.*	1,603	47,768
UT Group Co., Ltd.*	4,369	28,066
Zenkoku Hosho Co., Ltd.	1,600	66,404
(Cost $739,008)		908,989
Korea 0.2%
i-SENS, Inc.*	1,149	33,071
Vieworks Co., Ltd.	374	22,073
(Cost $56,649)		55,144
Luxembourg 2.2%
Eurofins Scientific (Cost $312,150)	1,400	636,693
Malaysia 0.7%
IHH Healthcare Bhd.	127,000	194,480
Tune Protect Group Bhd.	47,851	19,009
(Cost $197,651)		213,489
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $293,461)	3,200	294,528
Netherlands 1.3%
Brunel International NV	1,575	27,618
Core Laboratories NV (c)	488	54,817
ING Groep NV	22,000	271,603
SBM Offshore NV	2,242	31,930
(Cost $397,737)		385,968
Norway 0.9%
Marine Harvest ASA* (Cost $173,046)	15,000	267,964
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $53,081)	2,375	66,927
Philippines 0.7%
Universal Robina Corp. (Cost $255,120)	54,500	200,646
Spain 0.1%
Telepizza Group SA 144A* (Cost $50,971)	6,546	29,708
Sweden 4.3%
Assa Abloy AB "B"	19,500	396,384
Meda AB "A"	26,000	500,070
Nobina AB 144A	9,892	63,039
Svenska Cellulosa AB "B"	8,800	261,689
(Cost $1,011,904)		1,221,182
Switzerland 4.1%
Galenica AG (Registered)	200	212,299
Lonza Group AG (Registered)*	2,200	420,937
Nestle SA (Registered)	6,800	535,818
(Cost $958,784)		1,169,054
Thailand 0.1%
Malee Group PCL (Foreign Registered) (Cost $11,411)	12,199	28,077
United Kingdom 5.8%
Aon PLC (c)	2,500	281,225
Arrow Global Group PLC	11,587	44,137
Auto Trader Group PLC 144A	6,300	33,221
Babcock International Group PLC	4,768	63,965
Cardtronics PLC "A"*	1,273	56,776
Clinigen Healthcare Ltd.*	5,959	55,412
Compass Group PLC	20,000	388,331
Domino's Pizza Group PLC	9,654	46,736
Electrocomponents PLC	7,500	33,044
Halma PLC	19,000	258,333
Hargreaves Lansdown PLC	2,174	35,897
Howden Joinery Group PLC	4,945	27,756
Polypipe Group PLC	8,024	29,155
Reckitt Benckiser Group PLC	3,150	297,020
(Cost $1,405,318)		1,651,008
United States 49.0%
A.O. Smith Corp.	1,800	177,822
AbbVie, Inc.	3,550	223,899
Acadia Healthcare Co., Inc.* (a)	4,500	222,975
Activision Blizzard, Inc.	8,500	376,550
Advance Auto Parts, Inc.	252	37,578
Affiliated Managers Group, Inc.*	403	58,314
Allergan PLC*	1,500	345,465
Alliance Data Systems Corp.*	1,500	321,795
Alphabet, Inc. "A"*	550	442,233
Amphenol Corp. "A"	10,500	681,660
AZZ, Inc.	890	58,090
Bank of America Corp.	15,300	239,445
Berry Plastics Group, Inc.*	760	33,326
Biogen, Inc.*	650	203,470
Bristol-Myers Squibb Co.	5,000	269,600
Casey's General Stores, Inc.	980	117,747
CBRE Group, Inc. "A"*	6,500	181,870
Celgene Corp.*	3,500	365,855
Cerner Corp.*	3,200	197,600
Cognizant Technology Solutions Corp. "A"*	4,000	190,840
Danaher Corp.	5,500	431,145
Del Taco Restaurants, Inc.* (a)	5,397	64,332
Deluxe Corp.	600	40,092
Diamondback Energy, Inc.*	512	49,429
Dolby Laboratories, Inc. "A"	600	32,574
Dollar General Corp.	4,500	314,955
Ecolab, Inc.	3,400	413,848
EOG Resources, Inc.	4,900	473,879
EPAM Systems, Inc.*	2,800	194,068
Exxon Mobil Corp.	2,500	218,200
Facebook, Inc. "A"*	2,600	333,502
FCB Financial Holdings, Inc. "A"*	1,117	42,926
Fox Factory Holding Corp.*	2,167	49,776
General Electric Co.	9,000	266,580
Gentherm, Inc.*	1,831	57,530
Hain Celestial Group, Inc.*	1,245	44,297
Harman International Industries, Inc.	777	65,618
Helen of Troy Ltd.*	700	60,319
Inphi Corp.*	1,008	43,858
Jack in the Box, Inc.	931	89,320
JPMorgan Chase & Co.	8,000	532,720
Kindred Healthcare, Inc.	3,112	31,805
Knowles Corp.* (a)	3,690	51,845
Ligand Pharmaceuticals, Inc.* (a)	457	46,641
Manitowoc Foodservice, Inc.* (a)	2,700	43,794
Masonite International Corp.*	700	43,519
Mastercard, Inc. "A"	6,500	661,505
Matador Resources Co.*	1,894	46,100
MAXIMUS, Inc.	942	53,280
Middleby Corp.*	806	99,638
Molina Healthcare, Inc.*	1,109	64,677
NETGEAR, Inc.*	800	48,392
NIKE, Inc. "B"	4,000	210,600
Noble Energy, Inc.	8,000	285,920
On Assignment, Inc.*	1,235	44,818
Pacira Pharmaceuticals, Inc.*	1,128	38,600
PAREXEL International Corp.*	661	45,906
Patterson-UTI Energy, Inc.	1,400	31,318
Polaris Industries, Inc. (a)	600	46,464
Primoris Services Corp.	2,985	61,491
Providence Service Corp.*	2,097	101,977
Retrophin, Inc.*	3,469	77,636
Schlumberger Ltd.	5,500	432,520
Sinclair Broadcast Group, Inc. "A"	1,988	57,413
South State Corp.	470	35,269
Stericycle, Inc.*	1,300	104,182
T-Mobile U.S., Inc.*	7,500	350,400
Tenneco, Inc.*	1,329	77,441
The WhiteWave Foods Co.*	500	27,215
Time Warner, Inc.	5,000	398,050
TiVo Corp.*	899	17,518
TJX Companies, Inc.	3,600	269,208
Trinseo SA	1,222	69,116
TriState Capital Holdings, Inc.*	4,035	65,165
Union Pacific Corp.	3,000	292,590
United States Steel Corp. (a)	2,537	47,848
United Technologies Corp.	3,000	304,800
Urban Outfitters, Inc.*	1,535	52,988
Valvoline, Inc.*	3,863	90,742
VeriFone Systems, Inc.*	1,893	29,796
WABCO Holdings, Inc.*	725	82,309
WEX, Inc.*	434	46,911
Zions Bancorp.	2,100	65,142
Zoe's Kitchen, Inc.*	773	17,153
Zoetis, Inc.	8,000	416,080
(Cost $12,437,901)		14,050,884
Total Common Stocks (Cost $23,156,477)		27,110,555
Limited Partnership 0.0%
Bermuda
Brookfield Business Partners LP (Units) (Cost $11,489)	420	11,044
Warrants 0.0%
France
Parrot SA, Expiration Date 12/22/2022*	924	77
Parrot SA, Expiration Date 12/15/2022*	924	94
Total Warrants (Cost $0)		171
Preferred Stock 0.1%
United States
Providence Service Corp. (Cost $13,600)	136	16,584
Securities Lending Collateral 1.7%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (d) (e) (Cost $500,565)	500,565	500,565
Cash Equivalents 3.2%
Deutsche Central Cash Management Government Fund, 0.42% (d) (Cost $916,820)	916,820	916,820
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $24,598,951) †	99.6	28,555,739
Other Assets and Liabilities, Net	0.4	118,727
Net Assets	100.0	28,674,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $24,841,470. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $3,714,269. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,735,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,020,889.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $500,386, which is 1.7% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At September 30, 2016 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Limited Partnership, Warrants & Preferred Stock
Health Care	6,197,384	22.8%
Information Technology	4,733,460	17.5%
Financials	3,585,992	13.2%
Consumer Staples	3,182,947	11.7%
Consumer Discretionary	3,013,893	11.1%
Industrials	2,569,019	9.5%
Energy	1,624,113	6.0%
Materials	1,604,709	5.9%
Telecommunication Services	350,400	1.3%
Real Estate	276,437	1.0%
Total	27,138,354	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$36,974	$—	$36,974
Bermuda	54,213	—	—	54,213
Canada	1,991,317	—	—	1,991,317
China	—	274,407	—	274,407
Finland	—	455,924	—	455,924
France	80,526	135,364	—	215,890
Germany	—	1,689,343	—	1,689,343
Hong Kong	—	360,162	—	360,162
India	60,319	—	—	60,319
Indonesia	—	27,132	—	27,132
Ireland	60,474	584,055	—	644,529
Israel	56,052	—	—	56,052
Italy	—	64,032	—	64,032
Japan	145,200	763,789	—	908,989
Korea	—	55,144	—	55,144
Luxembourg	—	636,693	—	636,693
Malaysia	—	213,489	—	213,489
Mexico	294,528	—	—	294,528
Netherlands	54,817	331,151	—	385,968
Norway	—	267,964	—	267,964
Panama	66,927	—	—	66,927
Philippines	—	200,646	—	200,646
Spain	—	29,708	—	29,708
Sweden	—	721,112	500,070	1,221,182
Switzerland	—	1,169,054	—	1,169,054
Thailand	—	28,077	—	28,077
United Kingdom	338,001	1,313,007	—	1,651,008
United States	14,050,884	—	—	14,050,884
Limited Partnership	11,044	—	—	11,044
Warrants	—	—	171	171
Preferred Stock (f)	—	—	16,584	16,584
Short-Term Investments (f)	1,417,385	—	—	1,417,385
Total	$18,681,687	$9,357,227	$516,825	$28,555,739

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Warrants	Preferred Stock	Total
Balance as of December 31, 2015	$69,092	$1,750	$16,001	$86,843
Realized gain (loss)	(49.990)	—	—	(49,990)
Change in unrealized appreciation (depreciation)	252,269	(1,579)	583	251,273
Amortization premium/discount	—	—	—	—
Purchases	—	—	—	—
(Sales)	(193,085)	—	—	(193,085)
Transfers into Level 3(g)	421,784	—	—	421,784
Transfers (out) of Level 3	—	—	—	—
Balance as of September 30, 2016	$500,070	$171	$16,584	$516,825
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2016	$199,016	$(1,579)	$583	$198,020

(g) During the period ended September 30, 2016, the amount of transfers between Level 2 and Level 3 was $421,784. The security was transferred from Level 2 to Level 3 as a result of delisting on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

Common Stocks
Health Care	$500,070	Merger Terms	Percentage Cash Component Percentage Stock Component	81.86% 18.14%
Warrants
Information Technology	$171	Black Scholes Option Pricing Model	Implied Volatility, Discount for lack of marketability	45.07-46.54% 20%
Preferred Stock
Health Care	$16,584	Conversion Methodology	Preferred Stock Conversion Ratio	2.51%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs used in the fair value measurement of the Fund’s delisted equity investments include the ratio of cash to stock expected to be received as a result of an acquisition. A change in the expected payout ratio may result in a significant change in the fair value measurement.

Significant unobservable inputs used in the fair value measurement of the Fund’s convertible preferred equity investments include the conversion ratio. A change in the conversion ratio may result in a significant change in the fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 57.3%
Consumer Discretionary 6.8%
Auto Components 0.7%
Aisin Seiki Co., Ltd.		2,464	112,659
Bridgestone Corp.		7,205	265,490
Cie Generale des Etablissements Michelin		224	24,838
Denso Corp.		79	3,150
Johnson Controls International PLC		3,586	166,857
Nokian Renkaat Oyj		3,220	117,391
Sumitomo Electric Industries Ltd.		15,305	216,060
Sumitomo Rubber Industries Ltd.		11,693	176,399
Toyota Industries Corp.		79	3,663
Yokohama Rubber Co., Ltd.		10,600	169,434
			1,255,941
Automobiles 1.1%
Daimler AG (Registered)		3,109	219,335
Ford Motor Co.		27,315	329,692
Fuji Heavy Industries Ltd.		5,200	194,817
General Motors Co.		5,223	165,935
Honda Motor Co., Ltd.		9,550	274,734
Isuzu Motors Ltd.		14,500	170,416
Nissan Motor Co., Ltd.		32,385	317,026
Toyota Motor Corp.		7,500	431,729
			2,103,684
Distributors 0.1%
Genuine Parts Co.		1,400	140,630
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		4,488	219,104
Compass Group PLC		6,932	134,595
Darden Restaurants, Inc.		2,200	134,904
Las Vegas Sands Corp.		4,400	253,176
McDonald's Corp.		2,823	325,661
McDonald's Holdings Co. (Japan), Ltd.		7,500	220,654
Royal Caribbean Cruises Ltd.		738	55,313
Sands China Ltd.		25,200	110,387
Starbucks Corp.		2,533	137,137
TUI AG		9,017	128,502
Yum! Brands, Inc.		1,810	164,366
			1,883,799
Household Durables 0.4%
Berkeley Group Holdings PLC		2,640	88,583
Garmin Ltd.		2,400	115,464
Mohawk Industries, Inc.*		724	145,046
Persimmon PLC		5,683	133,877
Sekisui House Ltd.		12,454	212,329
Whirlpool Corp.		412	66,810
			762,109
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.*		200	167,462
Leisure Products 0.2%
Hasbro, Inc.		851	67,510
Mattel, Inc.		4,500	136,260
Sankyo Co., Ltd.		8,500	290,251
			494,021
Media 1.5%
CBS Corp. "B"		1,086	59,448
Charter Communications, Inc. "A"*		517	139,574
Comcast Corp. "A"		7,744	513,737
Lagardere SCA		4,492	114,572
News Corp. "A"		5,067	70,837
Omnicom Group, Inc.		579	49,215
Pearson PLC		10,783	105,222
ProSiebenSat.1 Media SE		2,546	109,187
RTL Group SA		1,866	155,174
Scripps Networks Interactive, Inc. "A"		2,100	133,329
SES SA		6,436	158,218
Shaw Communications, Inc. "B"		6,877	140,743
Singapore Press Holdings Ltd.		116,200	326,061
Sky PLC		9,730	113,029
Time Warner, Inc.		3,727	296,706
Twenty-First Century Fox, Inc. "A"		2,823	68,373
Twenty-First Century Fox, Inc. "B"		4,343	107,446
Walt Disney Co.		2,109	195,842
WPP PLC		4,192	98,696
			2,955,409
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"		145	14,521
Dollar General Corp.		1,810	126,682
Kohl's Corp.		3,040	133,000
Macy's, Inc.		2,027	75,100
Target Corp.		3,402	233,649
			582,952
Specialty Retail 1.0%
Advance Auto Parts, Inc.		1,109	165,374
AutoZone, Inc.*		290	222,819
Bed Bath & Beyond, Inc.		869	37,463
Best Buy Co., Inc.		4,434	169,290
Foot Locker, Inc.		2,402	162,663
Hennes & Mauritz AB "B"		5,107	144,057
Home Depot, Inc.		1,883	242,304
Industria de Diseno Textil SA		3,641	135,120
L Brands, Inc.		2,956	209,196
Lowe's Companies, Inc.		1,231	88,891
Staples, Inc.		16,536	141,383
The Gap, Inc. (a)		796	17,703
TJX Companies, Inc.		1,448	108,281
			1,844,544
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.		3,300	120,648
HUGO BOSS AG		2,524	139,968
NIKE, Inc. "B"		1,042	54,861
Swatch Group AG (Bearer)		189	53,518
Swatch Group AG (Registered)		1,593	88,781
VF Corp.		2,441	136,818
Yue Yuen Industrial (Holdings) Ltd.		52,476	217,938
			812,532
Consumer Staples 7.8%
Beverages 1.7%
Anheuser-Busch InBev SA		2,306	302,223
Asahi Group Holdings Ltd.		3,500	127,448
Brown-Forman Corp. "B"		2,586	122,680
Carlsberg AS "B"		1,597	153,276
Coca-Cola Co.		8,285	350,621
Constellation Brands, Inc. "A"		1,940	322,991
Diageo PLC		7,054	202,386
Dr. Pepper Snapple Group, Inc.		2,389	218,140
Heineken Holding NV		1,614	129,666
Heineken NV		1,722	151,584
Kirin Holdings Co., Ltd.		9,300	154,646
Molson Coors Brewing Co. "B"		2,309	253,528
PepsiCo, Inc.		3,295	358,397
SABMiller PLC		3,562	207,540
Suntory Beverage & Food Ltd.		3,700	159,998
			3,215,124
Food & Staples Retailing 1.9%
Casino Guichard-Perrachon SA		484	23,500
Colruyt SA		4,934	273,680
Costco Wholesale Corp.		1,231	187,740
CVS Health Corp.		4,011	356,939
Empire Co., Ltd. "A"		8,686	129,567
FamilyMart UNY Holdings Co., Ltd.		3,200	213,256
George Weston Ltd.		1,707	142,394
ICA Gruppen AB		4,594	151,788
J Sainsbury PLC		48,475	154,765
Koninklijke Ahold Delhaize NV		11,758	267,997
Kroger Co.		848	25,169
Lawson, Inc.		3,900	308,007
Loblaw Companies Ltd.		1,622	83,452
Metro, Inc.		3,692	121,205
Seven & I Holdings Co., Ltd.		3,767	177,739
Sysco Corp.		3,474	170,261
Wal-Mart Stores, Inc.		5,646	407,189
Walgreens Boots Alliance, Inc.		2,074	167,206
Wesfarmers Ltd.		3,522	119,418
Woolworths Ltd.		3,923	70,186
			3,551,458
Food Products 2.4%
Archer-Daniels-Midland Co.		4,922	207,561
Bunge Ltd.		3,045	180,355
Campbell Soup Co.		5,820	318,354
ConAgra Foods, Inc.		4,126	194,376
General Mills, Inc.		4,416	282,094
Hormel Foods Corp.		8,754	332,039
Kellogg Co.		4,156	321,965
Kraft Heinz Co.		2,864	256,357
McCormick & Co., Inc.		2,347	234,512
Mondelez International, Inc. "A"		7,094	311,427
Nestle SA (Registered)		7,190	566,549
NH Foods Ltd.		6,000	144,756
Nisshin Seifun Group, Inc.		11,800	179,793
Nissin Foods Holdings Co., Ltd.		3,400	206,692
Tate & Lyle PLC		18,040	175,324
The Hershey Co.		1,853	177,147
The JM Smucker Co.		1,448	196,262
Toyo Suisan Kaisha Ltd.		4,200	178,020
Wilmar International Ltd.		75,212	178,866
			4,642,449
Household Products 0.8%
Church & Dwight Co., Inc.		5,918	283,591
Clorox Co.		2,018	252,613
Colgate-Palmolive Co.		2,244	166,370
Henkel AG & Co. KGaA		108	12,593
Kimberly-Clark Corp.		1,883	237,522
Procter & Gamble Co.		4,218	378,565
Reckitt Benckiser Group PLC		1,463	137,949
			1,469,203
Personal Products 0.1%
Unilever PLC		3,225	152,800
Tobacco 0.9%
Altria Group, Inc.		4,998	316,024
British American Tobacco PLC		4,239	271,205
Imperial Brands PLC		4,374	225,554
Japan Tobacco, Inc.		5,477	224,286
Philip Morris International, Inc.		3,619	351,839
Reynolds American, Inc.		8,192	386,253
			1,775,161
Energy 4.0%
Energy Equipment & Services 0.2%
Helmerich & Payne, Inc.		1,900	127,870
Schlumberger Ltd.		2,100	165,144
Weatherford International PLC*		27,100	152,302
			445,316
Oil, Gas & Consumable Fuels 3.8%
AltaGas Ltd.		6,700	172,307
BP PLC		70,450	411,520
Chevron Corp.		3,215	330,888
ConocoPhillips		2,900	126,063
Enbridge, Inc.		4,500	197,774
Eni SpA		19,309	278,709
Exxon Mobil Corp.		8,543	745,633
HollyFrontier Corp.		4,332	106,134
Inter Pipeline Ltd.		7,100	149,907
JX Holdings, Inc.		38,985	158,094
Kinder Morgan, Inc.		6,900	159,597
Neste Oyj		3,895	166,269
Occidental Petroleum Corp.		6,749	492,137
OMV AG		10,870	313,522
ONEOK, Inc.		2,400	123,336
Pembina Pipeline Corp.		5,900	179,795
Phillips 66		3,765	303,271
Repsol SA		13,891	188,961
Royal Dutch Shell PLC "A"		14,223	353,762
Royal Dutch Shell PLC "B"		12,716	329,905
Spectra Energy Corp.		6,585	281,509
Statoil ASA		5,548	93,075
Suncor Energy, Inc.		6,700	185,993
Tesoro Corp.		1,655	131,672
TonenGeneral Sekiyu KK		6,000	60,765
TOTAL SA		4,701	222,794
TransCanada Corp. (a)		2,100	99,738
Valero Energy Corp.		6,617	350,701
Veresen, Inc.		11,700	119,501
Vermilion Energy, Inc.		9,038	350,098
			7,183,430
Financials 9.3%
Banks 4.3%
Aozora Bank Ltd.		31,174	107,539
Australia & New Zealand Banking Group Ltd.		9,097	194,549
Banco Bilbao Vizcaya Argentaria SA		21,877	132,439
Banco Popular Espanol SA		107,046	132,448
Bank Hapoalim BM		63,372	359,980
Bank of America Corp.		8,700	136,155
Bank of East Asia Ltd.		20,266	82,955
Bank of Montreal		2,982	195,406
Bank of Nova Scotia		1,798	95,276
BB&T Corp.		5,718	215,683
BOC Hong Kong (Holdings) Ltd.		50,927	173,242
Canadian Imperial Bank of Commerce (a)		2,194	170,125
Commonwealth Bank of Australia		3,767	210,964
Credit Agricole SA		11,561	114,201
Danske Bank AS		10,310	302,184
DBS Group Holdings Ltd.		9,671	110,062
Fifth Third Bancorp.		3,790	77,543
Hang Seng Bank Ltd.		10,200	183,354
HSBC Holdings PLC		44,178	331,966
Huntington Bancshares, Inc.		15,705	154,851
ING Groep NV		9,966	123,036
Intesa Sanpaolo SpA		102,204	226,770
Intesa Sanpaolo SpA (RSP)		124,802	261,639
JPMorgan Chase & Co.		3,849	256,305
KeyCorp		186	2,264
Lloyds Banking Group PLC		171,766	121,542
M&T Bank Corp.		1,810	210,141
Mizuho Financial Group, Inc.		122,173	205,253
National Australia Bank Ltd.		10,460	225,707
Nordea Bank AB		17,036	169,149
Oversea-Chinese Banking Corp., Ltd.		23,855	152,660
People's United Financial, Inc.		12,956	204,964
PNC Financial Services Group, Inc.		1,367	123,153
Resona Holdings, Inc.		46,656	196,379
Royal Bank of Canada		4,488	277,979
Skandinaviska Enskilda Banken AB "A"		13,055	131,266
SunTrust Banks, Inc.		4,505	197,319
Svenska Handelsbanken AB "A"		12,389	170,254
Swedbank AB "A"		7,769	183,220
Toronto-Dominion Bank		4,831	214,457
U.S. Bancorp.		7,455	319,745
United Overseas Bank Ltd.		8,702	121,158
Wells Fargo & Co.		7,916	350,521
Westpac Banking Corp.		9,287	212,295
			8,138,098
Capital Markets 0.5%
Aberdeen Asset Management PLC		30,456	128,454
Bank of New York Mellon Corp.		3,112	124,107
BlackRock, Inc.		290	105,113
CME Group, Inc.		1,883	196,811
ICAP PLC		17,488	105,663
Intercontinental Exchange, Inc.		290	78,114
Nasdaq, Inc.		1,086	73,349
Thomson Reuters Corp.		3,909	161,640
			973,251
Consumer Finance 0.2%
American Express Co.		507	32,468
Discover Financial Services		1,810	102,356
Navient Corp.		17,756	256,929
			391,753
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. "B"*		1,417	204,714
Groupe Bruxelles Lambert SA		2,354	208,949
Industrivarden AB "C"		2,099	38,831
Investor AB "B"		2,094	76,584
Kinnevik AB "B"		4,641	118,367
Pargesa Holding SA (Bearer)		2,110	144,533
			791,978
Insurance 3.8%
Admiral Group PLC		6,047	160,900
Aflac, Inc.		4,229	303,938
Ageas		6,806	248,783
Alleghany Corp.*		435	228,384
Allianz SE (Registered)		1,207	179,614
Allstate Corp.		4,048	280,041
American International Group, Inc.		4,475	265,547
Aon PLC		435	48,933
Arch Capital Group Ltd.*		2,389	189,352
Assicurazioni Generali SpA		10,604	129,621
Assurant, Inc.		2,895	267,064
Aviva PLC		15,029	85,863
AXA SA		10,123	215,477
Axis Capital Holdings Ltd.		4,909	266,706
Baloise Holding AG (Registered)		3,025	365,809
Chubb Ltd.		3,431	431,105
Fairfax Financial Holdings Ltd.		370	216,797
FNF Group		4,342	160,263
Great-West Lifeco, Inc.		4,126	101,550
Hannover Rueck SE		979	104,957
Hartford Financial Services Group, Inc.		1,321	56,565
Legal & General Group PLC		48,724	138,333
Marsh & McLennan Companies, Inc.		1,013	68,124
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,203	224,676
NN Group NV		11,160	342,876
Poste Italiane SpA 144A		16,016	109,839
Principal Financial Group, Inc.		1,013	52,180
Progressive Corp.		4,560	143,640
Prudential Financial, Inc.		1,063	86,794
Sampo Oyj "A"		3,223	143,606
SCOR SE		4,841	150,567
Sompo Japan Nipponkoa Holdings, Inc.		4,700	138,780
Standard Life PLC		25,210	112,412
Swiss Re AG		1,311	118,330
The Travelers Companies, Inc.		1,495	171,252
Tokio Marine Holdings, Inc.		4,000	153,083
Torchmark Corp.		2,606	166,497
XL Group Ltd.		6,008	202,049
Zurich Insurance Group AG*		1,996	514,430
			7,344,737
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		8,036	114,352
Health Care 5.8%
Biotechnology 1.6%
AbbVie, Inc.		6,826	430,516
Actelion Ltd. (Registered)*		658	114,024
Alexion Pharmaceuticals, Inc.*		900	110,286
Alkermes PLC*		2,300	108,169
Alnylam Pharmaceuticals, Inc.*		1,900	128,782
Amgen, Inc.		2,109	351,802
Biogen, Inc.*		541	169,349
BioMarin Pharmaceutical, Inc.*		1,600	148,032
Celgene Corp.*		1,700	177,701
CSL Ltd.		2,121	174,485
Gilead Sciences, Inc.		4,540	359,205
Grifols SA		5,207	112,369
Incyte Corp.*		1,600	150,864
Regeneron Pharmaceuticals, Inc.*		400	160,808
Shire PLC		2,739	177,615
Vertex Pharmaceuticals, Inc.*		1,500	130,815
			3,004,822
Health Care Equipment & Supplies 0.6%
Abbott Laboratories		5,212	220,415
Baxter International, Inc.		2,461	117,144
Becton, Dickinson & Co.		1,076	193,389
Danaher Corp.		2,461	192,918
Medtronic PLC		3,402	293,933
Stryker Corp.		1,099	127,935
Zimmer Biomet Holdings, Inc.		507	65,920
			1,211,654
Health Care Providers & Services 1.2%
Aetna, Inc.		2,511	289,895
AmerisourceBergen Corp.		1,303	105,256
Anthem, Inc.		2,358	295,481
Cardinal Health, Inc.		1,810	140,637
Cigna Corp.		1,301	169,546
DaVita, Inc.*		1,940	128,176
Express Scripts Holding Co.*		2,895	204,184
Humana, Inc.		826	146,111
Laboratory Corp. of America Holdings*		796	109,434
McKesson Corp.		941	156,912
Quest Diagnostics, Inc.		2,153	182,209
UnitedHealth Group, Inc.		2,957	413,980
			2,341,821
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.		1,883	299,510
Pharmaceuticals 2.2%
Allergan PLC*		1,281	295,027
Astellas Pharma, Inc.		8,400	131,249
AstraZeneca PLC		4,399	285,100
Bayer AG (Registered)		1,056	106,388
Bristol-Myers Squibb Co.		3,112	167,799
Eli Lilly & Co.		2,968	238,212
GlaxoSmithKline PLC		16,150	344,293
Johnson & Johnson		3,330	393,373
Merck & Co., Inc.		5,139	320,725
Mitsubishi Tanabe Pharma Corp.		14,000	300,252
Novartis AG (Registered)		3,436	270,549
Novo Nordisk AS ''B"		3,560	149,299
Orion Oyj "B"		3,170	125,030
Pfizer, Inc.		12,522	424,120
Roche Holding AG (Genusschein)		1,027	255,567
Sanofi		1,414	107,632
Takeda Pharmaceutical Co., Ltd.		2,300	110,082
Teva Pharmaceutical Industries Ltd.		4,930	226,645
			4,251,342
Industrials 4.7%
Aerospace & Defense 0.8%
BAE Systems PLC		11,050	75,121
Boeing Co.		1,376	181,274
Bombardier, Inc. "B"*		75,000	102,900
Cobham PLC		49,602	107,975
General Dynamics Corp.		986	152,988
L-3 Communications Holdings, Inc.		260	39,190
Lockheed Martin Corp.		709	169,962
Northrop Grumman Corp.		867	185,495
Raytheon Co.		1,352	184,048
Rockwell Collins, Inc.		869	73,291
United Technologies Corp.		2,389	242,722
			1,514,966
Air Freight & Logistics 0.2%
FedEx Corp.		724	126,468
Royal Mail PLC		22,113	140,540
United Parcel Service, Inc. "B"		1,086	118,765
			385,773
Airlines 0.2%
ANA Holdings, Inc.		10,000	27,179
Cathay Pacific Airways Ltd.		57,083	80,043
easyJet PLC		3,619	47,347
Singapore Airlines Ltd.		5,974	46,182
Southwest Airlines Co.		6,146	239,018
			439,769
Building Products 0.0%
Congoleum Corp. *		3,800	760
Commercial Services & Supplies 0.2%
G4S PLC		28	83
Quad Graphics, Inc.		13	347
Republic Services, Inc.		4,777	241,000
Waste Management, Inc.		2,027	129,241
			370,671
Electrical Equipment 0.2%
ABB Ltd. (Registered)*		7,980	179,242
AMETEK, Inc.		1,231	58,817
Eaton Corp. PLC		389	25,561
Emerson Electric Co.		2,100	114,471
			378,091
Industrial Conglomerates 0.7%
3M Co.		761	134,111
CK Hutchison Holdings Ltd.		15,701	200,721
General Electric Co.		8,349	247,297
Honeywell International, Inc.		2,606	303,834
Keppel Corp., Ltd.		19,400	77,481
NWS Holdings Ltd.		22,171	37,153
Roper Technologies, Inc.		796	145,246
Sembcorp Industries Ltd.		20,238	38,891
Siemens AG (Registered)		1,153	135,231
			1,319,965
Machinery 0.7%
AGCO Corp.		1,165	57,458
Caterpillar, Inc.		2,296	203,816
Cummins, Inc.		1,100	140,965
Deere & Co.		273	23,301
Illinois Tool Works, Inc.		507	60,759
Kone Oyj "B"		2,235	113,700
MAN SE		1,694	178,522
Mitsubishi Heavy Industries Ltd.		25,000	104,159
PACCAR, Inc.		1,158	68,067
SembCorp Marine Ltd. (a)		167,200	161,464
SKF AB "B"		27	466
Stanley Black & Decker, Inc.		1,231	151,388
Yangzijiang Shipbuilding Holdings Ltd.		126,907	70,268
			1,334,333
Marine 0.1%
Kuehne + Nagel International AG (Registered)		866	125,788
Nippon Yusen Kabushiki Kaisha		22,050	41,258
			167,046
Professional Services 0.1%
Adecco Group AG (Registered)		363	20,498
Nielsen Holdings PLC		3,829	205,120
			225,618
Road & Rail 0.4%
Canadian National Railway Co.		218	14,250
CSX Corp.		3,547	108,184
East Japan Railway Co.		997	90,182
MTR Corp., Ltd.		25,695	142,147
Norfolk Southern Corp.		796	77,260
Union Pacific Corp.		2,027	197,693
West Japan Railway Co.		1,161	71,853
			701,569
Trading Companies & Distributors 0.8%
ITOCHU Corp.		22,539	283,694
Marubeni Corp.		27,149	139,362
Mitsubishi Corp.		13,628	310,615
Mitsui & Co., Ltd.		26,051	360,826
Sumitomo Corp. (a)		29,866	334,026
W.W. Grainger, Inc.		579	130,182
			1,558,705
Transportation Infrastructure 0.3%
Atlantia SpA		4,329	109,852
Transurban Group (Units)		45,840	400,302
			510,154
Information Technology 7.3%
Communications Equipment 0.7%
Cisco Systems, Inc.		16,535	524,490
Harris Corp.		1,449	132,743
Juniper Networks, Inc.		7,172	172,558
Motorola Solutions, Inc.		730	55,685
Nokia Oyj		23,114	134,149
Telefonaktiebolaget LM Ericsson "B"		34,368	248,220
			1,267,845
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"		1,449	94,069
Avnet, Inc.		6,153	252,642
Corning, Inc.		8,721	206,252
Hitachi Ltd.		37,485	175,197
Murata Manufacturing Co., Ltd.		606	79,019
TE Connectivity Ltd.		4,054	260,997
			1,068,176
Internet Software & Services 0.4%
Alphabet, Inc. "A"*		200	160,812
Alphabet, Inc. "C"*		300	233,187
eBay, Inc.*		7,060	232,274
Facebook, Inc. "A"*		900	115,443
			741,716
IT Services 1.7%
Accenture PLC "A"		2,286	279,281
Atos SE		1,549	167,139
Automatic Data Processing, Inc.		2,986	263,365
Broadridge Financial Solutions, Inc.		2,000	135,580
Fidelity National Information Services, Inc.		3,601	277,385
Fiserv, Inc.*		1,996	198,542
Fujitsu Ltd.		24,000	129,046
International Business Machines Corp.		2,823	448,434
Mastercard, Inc. "A"		1,100	111,947
Paychex, Inc.		2,823	163,367
Total System Services, Inc.		2,079	98,025
Vantiv, Inc. "A"*		3,112	175,112
Visa, Inc. "A"		3,865	319,635
Western Union Co.		11,509	239,617
Xerox Corp.		20,974	212,467
			3,218,942
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.		2,389	153,971
Applied Materials, Inc.		3,800	114,570
ASML Holding NV		1,254	137,747
Broadcom Ltd.		1,551	267,579
Intel Corp.		9,860	372,215
KLA-Tencor Corp.		2,021	140,884
Lam Research Corp.		59	5,588
Linear Technology Corp.		2,500	148,225
Marvell Technology Group Ltd.		4,271	56,676
Maxim Integrated Products, Inc.		4,054	161,876
Microchip Technology, Inc.		2,538	157,711
NVIDIA Corp.		2,400	164,448
QUALCOMM, Inc.		5,515	377,778
STMicroelectronics NV		14,655	119,710
Texas Instruments, Inc.		3,621	254,122
Xilinx, Inc.		2,800	152,152
			2,785,252
Software 1.4%
Activision Blizzard, Inc.		5,383	238,467
Adobe Systems, Inc.*		1,200	130,248
ANSYS, Inc.*		724	67,050
CA, Inc.		6,685	221,140
Dell Technologies, Inc.- Vmware, Inc. "V"*		829	39,626
Electronic Arts, Inc.*		3,326	284,040
Intuit, Inc.		1,400	154,014
Microsoft Corp.		6,974	401,703
Nexon Co., Ltd.		3,494	54,769
Nice Ltd.		1,927	129,206
Oracle Corp.		6,201	243,575
salesforce.com, Inc.*		2,000	142,660
SAP SE		1,376	125,810
Symantec Corp.		7,428	186,443
Synopsys, Inc.*		4,995	296,453
VMware, Inc. "A"* (a)		724	53,105
			2,768,309
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.		4,783	540,718
Canon, Inc.		18,474	535,336
HP, Inc.		12,754	198,070
NetApp, Inc.		2,389	85,574
Ricoh Co., Ltd.		24,547	221,920
Seagate Technology PLC		6,600	254,430
Seiko Epson Corp.		7,900	151,617
			1,987,665
Materials 2.2%
Chemicals 1.3%
Air Products & Chemicals, Inc.		900	135,306
Ashland Global Holdings, Inc.		796	92,296
BASF SE		1,393	119,202
Celanese Corp. "A"		2,032	135,250
Dow Chemical Co.		3,496	181,198
E.I. du Pont de Nemours & Co.		1,376	92,151
Ecolab, Inc.		362	44,063
GEO Specialty Chemicals, Inc.*		19,324	7,654
Hitachi Chemical Co., Ltd.		4,500	103,324
Israel Chemicals Ltd.		15,855	61,987
Kuraray Co., Ltd.		15,500	229,692
LyondellBasell Industries NV "A"		2,654	214,072
Mitsubishi Chemical Holdings Corp.		16,900	105,896
Mitsubishi Gas Chemical Co., Inc.		19,500	279,490
Monsanto Co.		941	96,170
Potash Corp. of Saskatchewan, Inc.		8,100	131,815
Praxair, Inc.		507	61,261
Solvay SA		911	105,597
Sumitomo Chemical Co., Ltd.		38,000	168,883
Syngenta AG (Registered)		281	122,937
			2,488,244
Construction Materials 0.0%
Fletcher Building Ltd.		8,134	63,737
Containers & Packaging 0.1%
International Paper Co.		2,655	127,387
WestRock Co.		404	19,586
			146,973
Metals & Mining 0.7%
Alumina Ltd.		204,838	231,641
BHP Billiton Ltd.		15,028	260,359
Franco-Nevada Corp.		2,000	139,731
Goldcorp, Inc.		5,067	83,616
Newcrest Mining Ltd.		230	3,890
Newmont Mining Corp.		3,188	125,257
Nucor Corp.		3,765	186,179
Randgold Resources Ltd.		1,008	101,183
Rio Tinto PLC		4,820	160,802
Silver Wheaton Corp.		2,424	65,480
			1,358,138
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		5,018	106,066
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs) 1.1%
AvalonBay Communities, Inc.		739	131,424
Crown Castle International Corp.		1,478	139,242
Dexus Property Group		11,978	84,107
H&R Real Estate Investment Trust (Units)		11,812	201,946
HCP, Inc.		6,559	248,914
Iron Mountain, Inc.		3,100	116,343
Japan Retail Fund Investment Corp.		56	138,201
Public Storage		700	156,198
Realty Income Corp.		2,125	142,226
Simon Property Group, Inc.		700	144,907
Ventas, Inc.		2,000	141,260
VEREIT, Inc.		11,640	120,707
Vicinity Centres		40,703	99,190
Welltower, Inc.		2,864	214,141
			2,078,806
Real Estate Management & Development 0.4%
Henderson Land Development Co., Ltd.		16,514	98,853
New World Development Co., Ltd.		44,151	57,946
Sun Hung Kai Properties Ltd.		11,536	175,716
Swire Pacific Ltd. "A"		12,305	133,656
Swiss Prime Site AG (Registered)*		1,553	136,198
Wharf Holdings Ltd.		6,835	50,247
Wheelock & Co., Ltd.		18,971	112,810
			765,426
Telecommunication Services 4.1%
Diversified Telecommunication Services 3.2%
AT&T, Inc.		17,873	725,823
BCE, Inc.		6,804	314,230
Bezeq Israeli Telecommunication Corp., Ltd.		133,263	251,415
BT Group PLC		24,298	122,679
CenturyLink, Inc.		22,582	619,424
Deutsche Telekom AG (Registered)		9,327	156,616
Elisa Oyj		3,142	116,008
HKT Trust & HKT Ltd. "SS", (Units)		235,683	333,231
Inmarsat PLC		13,209	120,751
Nippon Telegraph & Telephone Corp.		8,400	383,578
Orange SA		7,544	118,094
PCCW Ltd.		369,183	226,906
Proximus SA		5,258	157,254
Singapore Telecommunications Ltd.		70,245	205,559
Spark New Zealand Ltd.		98,244	258,480
Swisscom AG (Registered)		492	234,418
Telefonica Deutschland Holding AG		80,547	324,610
Telenor ASA		9,475	162,570
Telia Co. AB		63,376	283,956
Telstra Corp., Ltd.		61,196	243,908
TELUS Corp.		6,732	222,134
Verizon Communications, Inc.		10,071	523,491
			6,105,135
Wireless Telecommunication Services 0.9%
KDDI Corp.		4,200	129,565
Millicom International Cellular SA (SDR)		2,271	117,942
NTT DoCoMo, Inc.		14,969	380,454
Rogers Communications, Inc. "B"		3,207	136,058
StarHub Ltd.		103,900	262,402
Tele2 AB "B"		30,669	264,713
Vodafone Group PLC		107,982	310,851
			1,601,985
Utilities 3.8%
Electric Utilities 2.3%
Alliant Energy Corp.		4,634	177,529
American Electric Power Co., Inc.		4,054	260,307
Cheung Kong Infrastructure Holdings Ltd.		11,556	99,882
CLP Holdings Ltd.		33,690	349,475
Duke Energy Corp.		4,995	399,800
Edison International		2,079	150,208
Entergy Corp.		3,391	260,192
Eversource Energy		6,623	358,834
Fortum Oyj		14,026	226,790
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)		195,500	192,474
NextEra Energy, Inc.		900	110,088
PG&E Corp.		6,225	380,783
Pinnacle West Capital Corp.		2,360	179,336
Power Assets Holdings Ltd.		15,243	149,188
PPL Corp.		5,646	195,182
Southern Co.		9,179	470,883
SSE PLC		6,377	129,876
Xcel Energy, Inc.		6,225	256,097
			4,346,924
Gas Utilities 0.1%
Snam SpA		21,800	120,952
Independent Power & Renewable Electricity Producers 0.1%
Meridian Energy Ltd.		59,474	112,861
Multi-Utilities 1.3%
Ameren Corp.		5,501	270,539
CenterPoint Energy, Inc.		6,189	143,770
CMS Energy Corp.		2,461	103,387
Consolidated Edison, Inc.		3,982	299,845
Dominion Resources, Inc.		3,040	225,781
DTE Energy Co.		2,027	189,869
DUET Group (Units)		177,719	342,633
Engie SA		9,577	148,519
National Grid PLC		9,911	140,036
Public Service Enterprise Group, Inc.		5,284	221,241
SCANA Corp.		3,330	240,992
WEC Energy Group, Inc.		3,571	213,831
			2,540,443
Total Common Stocks (Cost $96,105,082)			108,882,357
Preferred Stock 0.0%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG (Cost $74,694)		1,002	74,166
Rights 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018*		7,499	7,611
Safeway PDC LLC, Expiration Date 1/30/2017*		7,499	366
Total Rights (Cost $7,977)			7,977
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $30,283)		170	599
		Principal Amount ($) (b)	Value ($)
Corporate Bonds 6.5%
Consumer Discretionary 0.3%
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020		40,000	41,808
144A, 4.908%, 7/23/2025		30,000	33,092
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		28,000	29,120
Cox Communications, Inc., 144A, 3.35%, 9/15/2026		30,000	30,242
CVS Health Corp., 5.125%, 7/20/2045		50,000	61,182
General Motors Co., 6.6%, 4/1/2036		30,000	36,095
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		55,000	55,310
3.2%, 7/13/2020		100,000	102,395
3.2%, 7/6/2021		60,000	60,737
The Gap, Inc., 5.95%, 4/12/2021 (a)		160,000	170,653
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		40,000	44,094
			664,728
Consumer Staples 0.2%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		70,000	83,285
Kraft Heinz Foods Co., 4.375%, 6/1/2046		35,000	37,031
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	272,500
Molson Coors Brewing Co., 4.2%, 7/15/2046		40,000	41,677
			434,493
Energy 1.1%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		15,000	16,103
5.55%, 3/15/2026 (a)		50,000	56,502
ConocoPhillips Co., 4.15%, 11/15/2034		35,000	34,930
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		350,000	373,842
Empresa Nacional del Petroleo, 144A, 3.75%, 8/5/2026		400,000	405,000
Energy Transfer Partners LP, 5.95%, 10/1/2043		30,000	30,302
Ensco PLC, 4.7%, 3/15/2021		40,000	35,880
Halliburton Co., 4.85%, 11/15/2035		45,000	48,233
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		40,000	36,899
6.375%, 3/1/2041		10,000	10,806
Noble Holding International Ltd., 5.25%, 3/16/2018		10,000	9,850
Petroleos Mexicanos, 144A, 4.625%, 9/21/2023		540,000	540,756
Plains All American Pipeline LP, 2.85%, 1/31/2023		70,000	66,342
Regency Energy Partners LP, 4.5%, 11/1/2023		40,000	40,269
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	260,172
Shell International Finance BV, 4.0%, 5/10/2046		40,000	40,920
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	40,370
Valero Energy Corp., 3.4%, 9/15/2026		105,000	104,300
			2,151,476
Financials 2.0%
Akbank TAS, 144A, 5.0%, 10/24/2022		750,000	746,250
Apollo Investment Corp., 5.25%, 3/3/2025		60,000	58,931
Ares Capital Corp., 3.625%, 1/19/2022		60,000	60,391
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	200,250
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		220,000	230,045
Barclays PLC, 4.375%, 1/12/2026		200,000	206,928
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		500,000	501,135
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		20,000	21,851
Branch Banking & Trust Co., 1.45%, 5/10/2019		50,000	50,043
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	273,125
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	250,937
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	52,579
FS Investment Corp., 4.75%, 5/15/2022		70,000	71,917
HSBC Holdings PLC, 6.375%, 12/29/2049 (a)		200,000	199,602
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		30,000	30,529
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	51,897
Loews Corp., 4.125%, 5/15/2043		40,000	41,361
Manulife Financial Corp., 5.375%, 3/4/2046		55,000	65,494
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,832
Morgan Stanley, 3.125%, 7/27/2026		60,000	60,359
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		40,000	43,685
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		75,000	78,110
Societe Generale SA, 144A, 2.625%, 9/16/2020		100,000	103,056
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		200,000	206,867
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	31,922
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		60,000	63,002
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	44,904
			3,755,002
Health Care 0.2%
AbbVie, Inc., 4.7%, 5/14/2045		60,000	64,607
Actavis Funding SCS, 4.75%, 3/15/2045		25,000	27,336
Aetna, Inc., 4.375%, 6/15/2046		40,000	41,886
Celgene Corp., 5.0%, 8/15/2045		30,000	33,777
Gilead Sciences, Inc., 4.15%, 3/1/2047		40,000	40,884
Mylan NV, 144A, 5.25%, 6/15/2046		55,000	57,926
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		110,000	110,592
Stryker Corp., 4.625%, 3/15/2046		40,000	44,865
			421,873
Industrials 0.2%
FedEx Corp., 4.55%, 4/1/2046		30,000	33,324
Mexico City Airport Trust, 144A, 4.25%, 10/31/2026		200,000	200,500
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		30,000	30,625
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		40,000	40,305
			304,754
Information Technology 0.2%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026		50,000	50,214
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		200,000	209,024
144A, 5.45%, 6/15/2023		30,000	32,144
144A, 8.1%, 7/15/2036		30,000	35,266
NVIDIA Corp.:
2.2%, 9/16/2021		40,000	40,122
3.2%, 9/16/2026		40,000	40,315
Seagate HDD Cayman, 5.75%, 12/1/2034		50,000	41,667
			448,752
Materials 1.1%
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	20,380
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		570,000	561,450
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027 (c)		805,000	793,931
Vale Overseas Ltd., 6.25%, 8/10/2026		455,000	475,338
Yamana Gold, Inc., 4.95%, 7/15/2024		250,000	258,245
			2,109,344
Real Estate 0.3%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		50,000	48,861
(REIT), 5.25%, 12/1/2023		70,000	71,494
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		60,000	63,072
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	60,286
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		355,000	367,958
			611,671
Telecommunication Services 0.7%
AT&T, Inc., 4.5%, 5/15/2035		80,000	84,055
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,000,000	1,094,320
Verizon Communications, Inc., 4.672%, 3/15/2055		60,000	63,116
			1,241,491
Utilities 0.2%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026		200,000	201,097
Electricite de France SA, 144A, 4.75%, 10/13/2035		95,000	103,794
			304,891
Total Corporate Bonds (Cost $12,146,343)			12,448,475
Asset-Backed 0.3%
Miscellaneous
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		255,121	253,705
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		378,948	381,635
Total Asset-Backed (Cost $633,683)			635,340
Mortgage-Backed Securities Pass-Throughs 0.9%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		5,689	6,515
Federal National Mortgage Association:
3.5%, 3/1/2046		1,558,351	1,619,566
4.5%, 9/1/2035		14,465	15,899
6.0%, 1/1/2024		18,844	21,572
6.5%, 5/1/2017		1,418	1,427
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,654,406)			1,664,979
Commercial Mortgage-Backed Securities 1.0%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.193% **, 12/15/2040		250,000	249,626
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		300,000	328,419
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.676% **, 12/25/2024		4,979,390	193,422
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,681	494,094
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		450,000	473,734
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	133,581
Total Commercial Mortgage-Backed Securities (Cost $1,833,681)			1,872,876
Collateralized Mortgage Obligations 1.2%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.674% **, 9/25/2028		607,643	616,309
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		380,035	31,505
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		495,267	44,683
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		746,874	81,401
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		382,963	26,453
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,570,991	297,910
"SP", Series 4047, Interest Only, 6.126% ***, 12/15/2037		398,735	43,936
"H", Series 2278, 6.5%, 1/15/2031		128	134
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	167,378
"4", Series 406, Interest Only, 4.0%, 9/25/2040		138,904	20,266
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		153,889	28,934
"PI", Series 2006-20, Interest Only, 6.155% ***, 11/25/2030		274,925	38,348
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		315,099	30,520
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		409,051	38,988
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		248,990	5,720
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		61,762	4,720
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	648,681
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		100,595	11,833
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		276,686	29,934
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		134,832	12,084
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		280,852	47,085
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		292,385	43,111
"AI", Series 2007-38, Interest Only, 5.93% ***, 6/16/2037		53,311	8,067
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		222,164	33,332
Total Collateralized Mortgage Obligations (Cost $2,130,875)			2,311,332
Government & Agency Obligations 17.1%
Other Government Related (d) 0.2%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		200,000	201,521
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	214,500
			416,021
Sovereign Bonds 3.7%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	115,750
Export-Import Bank of India, 144A, 3.375%, 8/5/2026		1,000,000	1,013,610
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	111,555
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	447,282
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	70,356
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	264,075
Republic of Panama, 3.875%, 3/17/2028		200,000	216,500
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	398,429
Republic of South Africa, 5.0%, 10/12/2046 (c)		205,000	206,282
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	202,013
Republic of Uruguay, 5.1%, 6/18/2050		40,000	41,500
United Mexican States:
4.6%, 1/23/2046		500,000	506,875
Series M, 5.75%, 3/5/2026	MXN	27,560,000	1,393,741
Series M 10, 8.5%, 12/13/2018	MXN	35,000,000	1,914,705
			6,902,673
U.S. Government Sponsored Agency 0.5%
Tennessee Valley Authority, 4.25%, 9/15/2065		778,000	925,559
U.S. Treasury Obligations 12.7%
U.S. Treasury Bills:
0.305% ****, 11/10/2016 (e)		658,000	657,863
0.44% ****, 12/1/2016 (e)		156,000	155,954
U.S. Treasury Bonds:
2.5%, 5/15/2046		30,000	31,050
3.0%, 11/15/2045		15,000	17,115
3.125%, 8/15/2044		102,000	119,041
3.625%, 2/15/2044		176,000	224,104
5.375%, 2/15/2031		571,000	833,058
U.S. Treasury Notes:
0.75%, 10/31/2017 (f) (g)		2,556,000	2,557,797
0.75%, 4/30/2018 (f)		14,000,000	14,001,638
0.75%, 7/15/2019		60,000	59,806
1.25%, 1/31/2020		180,000	181,659
1.375%, 4/30/2021		85,000	85,890
1.625%, 2/15/2026		4,875,000	4,883,380
1.625%, 5/15/2026		375,000	375,498
			24,183,853
Total Government & Agency Obligations (Cost $32,420,476)			32,428,106
Municipal Bonds and Notes 0.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $142,644)		142,644	145,183
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $223,028)		225,701	232,901
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $21,421)		40,000	36,000
		Shares	Value ($)
Exchange-Traded Funds 9.2%
iShares iBoxx $ High Yield Corporate Bond ETF (a)		45,000	3,926,700
SPDR Barclays High Yield Bond ETF (a)		235,800	8,658,576
VanEck Vectors JPMorgan EM Local Currency Bond ETF		253,324	4,833,422
Total Exchange-Traded Funds (Cost $16,395,207)			17,418,698
Securities Lending Collateral 4.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (h) (i) (Cost $7,643,220)		7,643,220	7,643,220
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 0.42% (h) (Cost $7,277,642)		7,277,642	7,277,642
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $178,740,662) †		101.5	193,079,851
Other Assets and Liabilities, Net		(1.5)	(2,915,648)
Net Assets		100.0	190,164,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
***	These securities are shown at their current rate as of September 30, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $179,259,750. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $13,820,101. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,223,245 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,403,144.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $7,465,366, which is 3.9% of net assets.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SDR: Swedish Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/20/2016	66	8,654,250	32,861
3 Month Euro Euribor Interest Rate Futures	EUR	9/18/2017	10	2,818,203	(157)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	9/18/2017	10	2,594,956	(15)
90 Day Eurodollar	USD	9/18/2017	10	2,474,500	(400)
90 Day Sterling Interest Rate Futures	GBP	9/20/2017	16	2,585,300	(283)
Ultra Long U.S. Treasury Bond	USD	12/20/2016	73	13,422,875	(146,162)
United Kingdom Long Gilt Bond	GBP	12/28/2016	27	4,558,233	(46,233)
Total net unrealized depreciation					(160,389)

At September 30, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/20/2021	300,000[1]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%**, 3/3/2017, BBB+	31,010	27,944	3,066
6/20/2021	530,000[2]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%**, 3/3/2017, BBB+	54,787	56,070	(1,283)
6/20/2021	800,000[1]	EUR	1.0%	UniCredit SpA, 0.657%**, 4/10/2017, BBB+	82,694	118,266	(35,572)
Total net unrealized depreciation						(33,789)

At September 30, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Reference Entity	Value ($)	Unrealized Appreciation ($)

6/20/2021	7,700,000	5.0%	Markit CDX North America High Yield	405,912	83,216

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At September 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

7/13/2016 7/13/2046	3,400,000	Fixed — 2.22%	Floating — 3-Month LIBOR	(370,894)	(370,894)
12/21/2016 12/21/2046	2,940,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(296,025)	(16,199)
12/16/2015 9/16/2020	17,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	767,729	774,340
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(81,041)	(73,362)
12/4/2015 12/4/2045	4,900,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(1,020,517)	(917,117)
5/9/2016 5/9/2026	2,100,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(218,385)	(195,748)
Total net unrealized depreciation				(798,980)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2016 is 0.85%.

Counterparties
1	Credit Suisse
2	HSBC Securities, Inc.

As of September 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	6,497,929	EUR	5,880,000	10/3/2016	107,365	Barclays Bank PLC
USD	20,905,249	JPY	2,213,500,000	10/13/2016	930,925	Canadian Imperial Bank of Commerce
USD	795,556	RUB	53,700,000	10/28/2016	55,093	Nomura International PLC
USD	2,522,048	EUR	2,250,000	10/28/2016	8,306	Barclays Bank PLC
USD	2,522,273	EUR	2,250,000	10/28/2016	8,081	Citigroup, Inc.
MXN	31,100,000	USD	1,639,639	10/28/2016	40,178	Barclays Bank PLC
MXN	37,886,000	USD	1,987,777	10/28/2016	39,315	Citigroup, Inc.
MXN	31,110,000	USD	1,632,257	10/28/2016	32,282	Bank of America
GBP	2,780,000	USD	3,707,366	11/4/2016	101,791	Danske Bank AS
USD	23,149,915	JPY	2,350,711,790	11/14/2016	70,162	Canadian Imperial Bank of Commerce
USD	1,499,460	AUD	2,000,000	11/23/2016	29,557	Macquarie Bank Ltd.
MXN	88,490,000	USD	4,746,554	11/25/2016	209,524	Barclays Bank PLC
USD	738,170	TWD	23,400,000	12/22/2016	9,980	Nomura International PLC
JPY	57,800,000	USD	577,538	12/27/2016	5,362	Citigroup, Inc.
USD	1,132,257	JPY	115,600,000	12/27/2016	12,095	Citigroup, Inc.
Total unrealized appreciation					1,660,016
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	3,040,000	USD	3,391,132	10/3/2016	(23,850)	Citigroup, Inc.
EUR	2,840,000	USD	3,170,235	10/3/2016	(20,077)	Barclays Bank PLC
JPY	1,106,750,000	USD	10,844,164	10/13/2016	(73,922)	Barclays Bank PLC
JPY	1,106,750,000	USD	10,845,280	10/13/2016	(72,807)	Canadian Imperial Bank of Commerce
USD	1,638,653	MXN	31,110,000	10/28/2016	(38,678)	BNP Paribas
USD	1,684,886	MXN	31,100,000	10/28/2016	(85,425)	Citigroup, Inc.
EUR	4,500,000	USD	4,963,860	10/28/2016	(96,847)	Barclays Bank PLC
USD	1,814,784	GBP	1,390,000	11/4/2016	(11,997)	Canadian Imperial Bank of Commerce
USD	1,815,729	GBP	1,390,000	11/4/2016	(12,942)	Barclays Bank PLC
JPY	1,250,711,790	USD	12,294,485	11/14/2016	(59,911)	Barclays Bank PLC
JPY	1,100,000,000	USD	10,811,767	11/14/2016	(53,914)	Canadian Imperial Bank of Commerce
AUD	900,000	USD	683,685	11/23/2016	(4,372)	Australia & New Zealand Banking Group Ltd.
AUD	2,000,000	USD	1,519,120	11/23/2016	(9,897)	Macquarie Bank Ltd.
USD	4,729,000	MXN	88,490,000	11/25/2016	(191,970)	Canadian Imperial Bank of Commerce
MXN	27,046,474	USD	1,380,529	11/29/2016	(5,593)	Societe Generale
USD	753,381	TWD	23,400,000	11/30/2016	(5,712)	Nomura International PLC
TWD	23,400,000	USD	720,419	11/30/2016	(27,250)	Nomura International PLC
USD	8,944,644	EUR	7,930,000	12/22/2016	(3,817)	Canadian Imperial Bank of Commerce
EUR	7,930,000	USD	8,893,416	12/22/2016	(47,411)	Citigroup, Inc.
TWD	23,400,000	USD	727,559	12/22/2016	(20,592)	Nomura International PLC
USD	1,540,730	JPY	154,100,000	12/27/2016	(15,258)	Nomura International PLC
USD	16,761,279	JPY	1,683,000,000	12/27/2016	(100,869)	Bank of America
JPY	1,683,000,000	USD	16,619,596	12/27/2016	(40,814)	Barclays Bank PLC
TWD	23,400,000	USD	721,109	12/29/2016	(27,197)	Nomura International PLC
Total unrealized depreciation					(1,051,122)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
TWD	Taiwan Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (l)
Consumer Discretionary	$7,027,223	$5,975,860	$—	$13,003,083
Consumer Staples	8,802,705	6,003,490	—	14,806,195
Energy	5,051,370	2,577,376	—	7,628,746
Financials	8,358,621	9,395,548	—	17,754,169
Health Care	8,118,570	2,990,579	—	11,109,149
Industrials	4,654,489	4,252,171	760	8,907,420
Information Technology	11,429,020	2,408,885	—	13,837,905
Materials	1,930,818	2,224,686	7,654	4,163,158
Real Estate	1,757,308	1,086,924	—	2,844,232
Telecommunication Services	2,541,160	5,165,960	—	7,707,120
Utilities	5,108,494	2,012,686	—	7,121,180
Preferred Stock	—	74,166	—	74,166
Rights (l)	—	—	7,977	7,977
Warrant	—	—	599	599
Fixed Income Investments (l)
Corporate Bonds	—	12,448,475	—	12,448,475
Asset-Backed	—	635,340	—	635,340
Mortgage-Backed Securities Pass-Throughs	—	1,664,979	—	1,664,979
Commercial Mortgage-Backed Securities	—	1,872,876	—	1,872,876
Collateralized Mortgage Obligations	—	2,311,332	—	2,311,332
Government & Agency Obligations	—	32,428,106	—	32,428,106
Municipal Bonds and Notes	—	145,183	—	145,183
Convertible Bond	—	—	232,901	232,901
Preferred Security	—	36,000	—	36,000
Exchange-Traded Funds	17,418,698	—	—	17,418,698
Short-Term Investments (l)	14,920,862	—	—	14,920,862
Derivatives (m)
Futures Contracts	32,861	—	—	32,861
Credit Default Swap Contracts	—	86,282	—	86,282
Interest Rate Swap Contracts	—	774,340	—	774,340
Forward Foreign Currency Exchange Contracts	—	1,660,016	—	1,660,016
Total	$97,152,199	$98,231,260	$249,891	$195,633,350
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(193,250)	$—	$—	$(193,250)
Credit Default Swap Contracts	—	(36,855)	—	(36,855)
Interest Rate Swap Contracts	—	(1,557,121)	(16,199)	(1,573,320)
Forward Foreign Currency Exchange Contracts	—	(1,051,122)	—	(1,051,122)
Total	$(193,250)	$(2,645,098)	$(16,199)	$(2,854,547)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 49,427	$ —
Foreign Exchange Contracts	$ —	$ —	$ 608,894
Interest Rate Contracts	$ (160,389)	$ (798,980)	$ —

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 82.6%
Federal Home Loan Mortgage Corp.:
3.0%, 9/1/2043 (a)	6,200,000	6,442,672
3.5%, 6/1/2046	594,499	631,893
Federal National Mortgage Association:
3.0%, 11/1/2043 (a)	4,100,000	4,261,277
3.5%, 10/1/2043 (a)	500,000	527,578
4.0%, with various maturities from 3/1/2042 until 4/1/2046	1,112,697	1,202,228
Government National Mortgage Association:
3.0%, 7/1/2044 (a)	7,000,000	7,333,047
3.5%, with various maturities from 4/15/2042 until 1/15/2046	3,518,608	3,768,307
4.0%, with various maturities from 9/20/2040 until 6/20/2043	3,115,346	3,406,572
4.5%, with various maturities from 6/20/2033 until 10/15/2041	3,888,767	4,305,943
4.55%, 1/15/2041	244,035	270,401
4.625%, 5/15/2041	102,445	113,351
5.0%, with various maturities from 12/15/2032 until 4/15/2042	4,612,068	5,191,551
5.5%, with various maturities from 10/15/2032 until 7/20/2040	4,672,999	5,304,673
6.0%, with various maturities from 2/15/2034 until 2/15/2039	4,087,979	4,773,028
6.5%, with various maturities from 9/15/2036 until 2/15/2039	459,001	529,815
7.0%, with various maturities from 2/20/2027 until 11/15/2038	107,931	112,054
7.5%, 10/20/2031	4,217	4,935
Total Mortgage-Backed Securities Pass-Throughs (Cost $47,069,808)		48,179,325
Collateralized Mortgage Obligations 16.4%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	108,736	101,785
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	46,129	1,645
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	680,772	38,163
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	218,834	10,348
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	324,245	17,180
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	117,504	7,706
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	93,991	7,736
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	990,535	89,367
"CZ", Series 4113, 3.0%, 9/15/2042	360,651	367,392
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	489,334	24,633
"PZ", Series 4553, 3.5%, 2/15/2046	553,344	600,584
"22", Series 243, Interest Only, 3.965% *, 6/15/2021	84,458	2,091
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	388,834	38,468
"C1", Series 329, Interest only, 4.0%, 12/15/2041	1,156,601	191,515
"UA", Series 4298, 4.0%, 2/15/2054	188,377	191,530
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	1,162,368	213,974
"C28", Series 303, Interest only, 4.5%, 1/15/2043	1,398,957	261,526
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	70,396	6,353
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	482,329	109,658
"SP", Series 4047, Interest Only, 6.126% *, 12/15/2037	398,735	43,936
"A", Series 172, Interest Only, 6.5%, 1/1/2024	10,827	1,630
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	637,592	151,281
"DS", Series 3199, Interest Only, 6.626% *, 8/15/2036	1,315,233	277,968
"S", Series 2416, Interest Only, 7.576% *, 2/15/2032	186,494	44,599
"ST", Series 2411, Interest Only, 8.226% *, 6/15/2021	62,208	3,340
"KS", Series 2064, Interest Only, 9.626% *, 5/15/2022	153,880	29,395
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	104,179	4,667
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	629,283	98,695
"Z", Series 2013-44, 3.0%, 5/25/2043	117,840	117,954
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	104,779	1,950
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	309,260	4,539
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	1,417,143	219,132
"4", Series 406, Interest Only, 4.0%, 9/25/2040	277,809	40,532
"25", Series 351, Interest Only, 4.5%, 5/25/2019	48,509	1,935
"21", Series 334, Interest Only, 5.0%, 3/25/2018	12,541	290
"20", Series 334, Interest Only, 5.0%, 3/25/2018	19,941	460
''23", Series 339, Interest Only, 5.0%, 6/25/2018	28,383	699
"26", Series 381, Interest Only, 5.0%, 12/25/2020	21,177	1,346
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	1,271,264	248,487
"PJ", Series 2004-46, Interest Only, 5.475% *, 3/25/2034	193,459	27,222
"30", Series 381, Interest Only, 5.5%, 11/25/2019	106,591	6,294
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	2,250,224	175,857
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040	525,805	86,192
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	671,751	150,702
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	569,135	101,455
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	126,572	7,797
"SJ", Series 2007-36, Interest Only, 6.245% *, 4/25/2037	93,042	16,498
"101", Series 383, Interest Only, 6.5%, 9/25/2022	482,563	54,824
"SA", Series G92-57, IOette, 80.398% *, 10/25/2022	18,660	32,635
Government National Mortgage Association:
"PB", Series 2012-90, 2.5%, 7/20/2042	515,988	491,081
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043	612,883	86,427
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043	295,434	45,676
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	616,980	62,136
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	1,405,496	126,663
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	409,051	38,988
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	56,893	1,900
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	133,018	3,175
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	110,019
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	310,958	36,579
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	394,509	46,703
"Z", Series 2010-169, 4.5%, 12/20/2040	618,964	671,972
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	213,694	25,970
"GZ", Series 2005-24, 5.0%, 3/20/2035	594,628	718,370
"ZA", Series 2005-75, 5.0%, 10/16/2035	668,947	783,713
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,200,329	1,526,811
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	56,493	2,570
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	434,414	74,541
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	111,810	16,978
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	256,587	51,837
"BS", Series 2011-93, Interest Only, 5.57% *, 7/16/2041	771,181	130,794
"SA", Series 2012-84, Interest Only, 5.768% *, 12/20/2038	764,952	63,555
"QA", Series 2007-57, Interest Only, 5.968% *, 10/20/2037	166,647	30,470
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	180,435	29,633
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	45,502	9,902
"SK", Series 2003-11, Interest Only, 7.17% *, 2/16/2033	288,038	54,378
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	346,989	78,773
Total Collateralized Mortgage Obligations (Cost $8,769,487)		9,553,579
Commercial Mortgage-Backed Securities 2.4%
FHLMC Multifamily Structured Pass-Through Certificates:
"A2", Series KJ02, 2.597%, 9/25/2020	730,000	754,252
"A2", Series K050, 3.334%, 8/25/2025	580,000	638,531
Total Commercial Mortgage-Backed Securities (Cost $1,334,677)		1,392,783
Government & Agency Obligations 16.3%
Other Government Related (b) 1.8%
CPPIB Capital, Inc., 144A, 1.25%, 9/20/2019	795,000	795,342
Province of British Columbia Canada, 2.25%, 6/2/2026	250,000	254,969
		1,050,311
U.S. Government Sponsored Agencies 9.3%
Federal Farm Credit Bank, 1.06%, 6/3/2019	2,000,000	1,998,202
Federal Home Loan Bank, 0.875%, 8/5/2019	2,750,000	2,739,836
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	450,000	679,647
		5,417,685
U.S. Treasury Obligations 5.2%
U.S. Treasury Bill, 0.348% **, 11/10/2016 (c)	880,000	879,817
U.S. Treasury Notes:
0.75%, 10/31/2017 (d)	1,000,000	1,000,703
1.5%, 8/15/2026	1,200,000	1,188,328
		3,068,848
Total Government & Agency Obligations (Cost $9,522,337)		9,536,844
	Shares	Value ($)
Cash Equivalents 14.0%
Deutsche Central Cash Management Government Fund, 0.42% (e) (Cost $8,160,845)	8,160,845	8,160,845
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $74,857,154) †	131.7	76,823,376
Other Assets and Liabilities, Net	(31.7)	(18,484,021)
Net Assets	100.0	58,339,355

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	These securities are shown at their current rate as of September 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $74,862,449. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $1,960,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,594,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $633,909.
(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by finanicial companies or government sponsored enterprises.
(c)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/20/2016	18	2,360,250	1,655
2 Year U.S. Treasury Note	USD	12/30/2016	31	6,772,531	(1,998)
U.S. Treasury Long Bond	USD	12/20/2016	1	168,156	2,404
Ultra Long U.S. Treasury Bond	USD	12/20/2016	9	1,654,875	29,515
Total net unrealized appreciation					31,576

Currency Abbreviation
USD	United States Dollar

At September 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/16/2015 9/17/2017	7,500,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(4,510)	(19,868)
6/15/2016 6/15/2026	1,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	78,053	25,056
Total net unrealized appreciation				5,188

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2016 is 0.85%.
At September 30, 2016, open total return swap contracts were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Receive	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/12/2041	1,042,070[1]	4.0%	Markit IOS INDEX FN30.400.10	(7,622)	—	(7,622)
1/12/2041	1,042,070[2]	4.0%	Markit IOS INDEX FN30.400.10	(7,622)	—	(7,622)
Total unrealized depreciation					(15,244)

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$48,179,325	$—	$48,179,325
Collateralized Mortgage Obligations	—	9,553,579	—	9,553,579
Commercial Mortgage-Backed Securities	—	1,392,783	—	1,392,783
Government & Agency Obligations	—	9,536,844	—	9,536,844
Short-Term Investments	8,160,845	—	—	8,160,845
Derivatives (g)
Futures Contracts	$33,574	$—	$—	$33,574
Interest Rate Swap Contracts	—	25,056	—	25,056
Total	$8,194,419	$68,687,587	$—	$76,882,006
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,998)	$—	$—	$(1,998)
Interest Rate Swap Contracts	—	(19,868)	—	(19,868)
Total Return Swap Contracts	—	(15,244)	—	(15,244)
Total	$(1,998)	$(35,112)	$—	$(37,110)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and total return swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 31,576	$ 5,188
Total Return Swap Contracts	$ —	$ (15,244)

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 90.4%
Consumer Discretionary 25.6%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		340,000	340,425
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		240,000	246,000
Ally Financial, Inc.:
4.125%, 3/30/2020		285,000	289,987
5.75%, 11/20/2025		460,000	481,275
Altice Financing SA:
144A, 6.5%, 1/15/2022 (b)		200,000	211,000
144A, 7.5%, 5/15/2026		785,000	817,381
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		480,000	493,200
AMC Entertainment, Inc., 5.875%, 2/15/2022		220,000	227,700
APX Group, Inc., 6.375%, 12/1/2019		205,000	208,844
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		885,000	911,550
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		360,000	349,200
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		160,000	172,800
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	384,375
Boyd Gaming Corp., 6.875%, 5/15/2023		140,000	151,550
CalAtlantic Group, Inc., 5.25%, 6/1/2026		573,000	573,343
Caleres, Inc., 6.25%, 8/15/2023		110,000	114,180
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		385,000	401,844
144A, 5.5%, 5/1/2026		1,330,000	1,386,525
144A, 5.875%, 4/1/2024		235,000	250,721
144A, 5.875%, 5/1/2027		480,000	511,200
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		602,000	602,000
144A, 6.375%, 9/15/2020		940,000	968,200
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		135,000	140,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	251,875
Series B, 6.5%, 11/15/2022		365,000	380,056
Series A, 7.625%, 3/15/2020		110,000	105,600
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		20,000	20,650
CSC Holdings LLC:
5.25%, 6/1/2024 (b)		585,000	555,750
144A, 5.5%, 4/15/2027		755,000	771,987
144A, 10.125%, 1/15/2023		400,000	461,000
144A, 10.875%, 10/15/2025		275,000	321,750
Dana, Inc., 5.5%, 12/15/2024		180,000	183,600
DISH DBS Corp.:
5.875%, 7/15/2022		100,000	102,773
6.75%, 6/1/2021		50,000	54,000
7.875%, 9/1/2019		270,000	302,400
Dollar Tree, Inc., 5.25%, 3/1/2020		420,000	435,750
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (b)		645,000	662,737
5.25%, 4/15/2023 (b)		245,000	252,044
Global Partners LP, 7.0%, 6/15/2023		235,000	219,137
GLP Capital LP:
4.375%, 4/15/2021		100,000	105,250
5.375%, 4/15/2026		320,000	344,000
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		315,000	324,056
5.125%, 11/15/2023		165,000	172,013
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		455,000	456,420
144A, 5.25%, 12/15/2023 (b)		545,000	547,044
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		340,000	347,650
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		275,000	290,812
144A, 5.75%, 4/15/2024		120,000	126,000
Hertz Corp., 6.75%, 4/15/2019		110,000	112,488
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		105,000	107,100
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	148,400
Lennar Corp., 4.75%, 11/15/2022		400,000	413,000
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		50,000	51,625
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		195,000	180,375
Mediacom Broadband LLC, 6.375%, 4/1/2023		225,000	237,375
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		235,000	235,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	160,038
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		660,000	663,300
5.5%, 5/15/2026		225,000	224,437
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	213,200
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		70,000	72,275
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		55,000	55,963
144A, 5.375%, 4/15/2023		25,000	25,688
Sally Holdings LLC, 5.625%, 12/1/2025		395,000	425,119
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	126,250
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		230,000	240,350
SFR Group SA, 144A, 7.375%, 5/1/2026		840,000	858,640
Springs Industries, Inc., 6.25%, 6/1/2021		295,000	305,325
Suburban Propane Partners LP, 5.75%, 3/1/2025		145,000	146,813
Toll Brothers Finance Corp., 4.875%, 11/15/2025		520,000	533,000
TRI Pointe Group, Inc., 4.375%, 6/15/2019		145,000	149,169
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		945,000	980,437
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		955,000	959,441
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		240,000	224,400
144A, 8.5%, 10/15/2022		205,000	210,125
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	203,000
144A, 5.5%, 8/15/2026		215,000	219,300
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		105,000	106,575
			26,616,262
Consumer Staples 2.5%
Cott Beverages, Inc.:
5.375%, 7/1/2022		445,000	458,350
6.75%, 1/1/2020		180,000	187,650
FAGE International SA, 144A, 5.625%, 8/15/2026		420,000	432,600
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)		265,000	269,637
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		290,000	284,925
144A, 8.25%, 2/1/2020		160,000	165,000
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		120,000	123,900
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		200,000	206,000
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		325,000	323,375
144A, 6.75%, 12/1/2021		110,000	117,838
Smithfield Foods, Inc., 6.625%, 8/15/2022		9,000	9,518
			2,578,793
Energy 12.1%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		170,000	172,125
Antero Resources Corp.:
5.125%, 12/1/2022		330,000	332,475
5.375%, 11/1/2021		250,000	252,812
5.625%, 6/1/2023		205,000	208,844
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022 (b)		405,000	395,887
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		235,000	232,650
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		400,000	432,000
Chesapeake Energy Corp., 6.625%, 8/15/2020		400,000	376,500
Continental Resources, Inc.:
3.8%, 6/1/2024		200,000	183,000
4.5%, 4/15/2023		200,000	192,000
5.0%, 9/15/2022 (b)		568,000	566,580
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		400,000	405,000
Freeport-McMoran Oil & Gas LLC:
6.5%, 11/15/2020		610,000	626,012
6.875%, 2/15/2023		200,000	207,250
Gulfport Energy Corp., 6.625%, 5/1/2023		95,000	97,375
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		195,000	186,713
144A, 5.75%, 10/1/2025		335,000	333,325
Holly Energy Partners LP:
144A, 6.0%, 8/1/2024		215,000	222,525
6.5%, 3/1/2020		105,000	108,281
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		100,000	97,000
6.25%, 3/15/2023 (b)		295,000	289,100
MEG Energy Corp., 144A, 6.375%, 1/30/2023		655,000	518,269
Murphy Oil Corp., 6.875%, 8/15/2024		145,000	149,887
Newfield Exploration Co., 5.375%, 1/1/2026		655,000	656,637
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		55,000	52,525
6.875%, 3/15/2022		745,000	713,337
6.875%, 1/15/2023		170,000	162,350
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		210,000	217,350
Range Resources Corp.:
4.875%, 5/15/2025 (b)		390,000	374,400
144A, 5.875%, 7/1/2022		195,000	196,950
Rice Energy, Inc., 7.25%, 5/1/2023		250,000	267,500
Sabine Pass Liquefaction LLC:
144A, 5.0%, 3/15/2027		360,000	369,000
5.625%, 2/1/2021		690,000	728,812
5.625%, 4/15/2023		200,000	213,500
5.625%, 3/1/2025		140,000	150,500
144A, 5.875%, 6/30/2026		355,000	385,841
Sunoco LP:
144A, 5.5%, 8/1/2020		130,000	132,113
144A, 6.375%, 4/1/2023		140,000	143,850
Tesoro Logistics LP, 6.375%, 5/1/2024		180,000	193,050
Whiting Petroleum Corp.:
5.0%, 3/15/2019		165,000	159,638
5.75%, 3/15/2021 (b)		360,000	336,600
WPX Energy, Inc.:
6.0%, 1/15/2022 (b)		100,000	99,813
7.5%, 8/1/2020		150,000	158,625
8.25%, 8/1/2023		245,000	263,375
			12,561,376
Financials 2.2%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		400,000	410,000
4.625%, 10/30/2020		375,000	393,750
CIT Group, Inc.:
5.0%, 8/15/2022		400,000	425,000
5.0%, 8/1/2023		200,000	211,750
CNO Financial Group, Inc., 5.25%, 5/30/2025		140,000	138,950
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		385,000	403,480
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	113,269
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		220,000	221,100
			2,317,299
Health Care 6.1%
Alere, Inc., 144A, 6.375%, 7/1/2023		185,000	188,700
Community Health Systems, Inc., 5.125%, 8/1/2021		55,000	54,588
Endo Finance LLC, 144A, 5.75%, 1/15/2022		220,000	202,950
Endo Ltd.:
144A, 6.0%, 7/15/2023		195,000	177,450
144A, 6.5%, 2/1/2025		150,000	132,563
HCA, Inc.:
4.5%, 2/15/2027		1,020,000	1,026,375
4.75%, 5/1/2023		500,000	521,250
5.25%, 6/15/2026		385,000	409,062
5.875%, 2/15/2026		530,000	565,112
Hologic, Inc., 144A, 5.25%, 7/15/2022		90,000	95,513
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	253,750
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		170,000	170,000
5.5%, 12/1/2021		275,000	286,687
5.875%, 12/1/2023		230,000	238,625
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		80,000	81,600
144A, 5.625%, 10/15/2023		135,000	129,263
Tenet Healthcare Corp., 4.35% **, 6/15/2020		180,000	180,918
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		365,000	337,625
144A, 5.875%, 5/15/2023		235,000	202,687
144A, 6.125%, 4/15/2025		405,000	348,806
144A, 7.5%, 7/15/2021		750,000	726,075
			6,329,599
Industrials 7.7%
ADT Corp.:
3.5%, 7/15/2022		150,000	144,375
6.25%, 10/15/2021		395,000	429,562
Allegion PLC, 5.875%, 9/15/2023		85,000	91,588
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		240,000	217,800
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	370,087
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		315,000	281,925
144A, 6.0%, 10/15/2022		265,000	239,825
Covanta Holding Corp., 5.875%, 3/1/2024		220,000	220,550
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		160,000	158,800
EnerSys, 144A, 5.0%, 4/30/2023		45,000	44,944
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		155,000	158,875
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	215,250
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	267,525
IHO Verwaltungs GmbH:
144A, 4.5%, 9/15/2023		200,000	201,874
144A, 4.75%, 9/15/2026		200,000	201,000
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		93,000	106,485
Masonite International Corp., 144A, 5.625%, 3/15/2023		220,000	232,100
Meritor, Inc.:
6.25%, 2/15/2024		215,000	205,862
6.75%, 6/15/2021		300,000	302,250
Moog, Inc., 144A, 5.25%, 12/1/2022		165,000	170,569
Novelis Corp.:
144A, 5.875%, 9/30/2026		415,000	424,856
144A, 6.25%, 8/15/2024		195,000	206,944
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		220,000	208,450
Oshkosh Corp., 5.375%, 3/1/2025		25,000	26,156
Ply Gem Industries, Inc., 6.5% , 2/1/2022		415,000	425,350
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		25,000	27,250
SBA Communications Corp., 5.625%, 10/1/2019		200,000	205,626
Summit Materials LLC:
6.125%, 7/15/2023		275,000	280,500
144A, 8.5%, 4/15/2022		95,000	103,550
Titan International, Inc., 6.875%, 10/1/2020		170,000	160,225
TransDigm, Inc., 144A, 6.375%, 6/15/2026		250,000	258,125
Triumph Group, Inc., 5.25%, 6/1/2022		130,000	122,525
United Rentals North America, Inc., 6.125%, 6/15/2023		25,000	26,219
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		190,000	190,475
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		85,000	87,125
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		510,000	540,794
144A, 4.75%, 4/29/2025		410,000	430,500
			7,985,916
Information Technology 3.2%
Cardtronics, Inc., 5.125%, 8/1/2022		145,000	148,263
CDW LLC, 5.5%, 12/1/2024		330,000	352,275
Diamond 1 Finance Corp., 144A, 5.875%, 6/15/2021		150,000	159,371
EarthLink Holdings Corp., 7.375%, 6/1/2020		245,000	257,556
Entegris, Inc., 144A, 6.0%, 4/1/2022		160,000	165,600
First Data Corp., 144A, 7.0%, 12/1/2023		275,000	290,812
Match Group, Inc., 6.375%, 6/1/2024		120,000	130,500
Micron Technology, Inc., 144A, 7.5%, 9/15/2023		390,000	433,189
MSCI, Inc., 144A, 4.75%, 8/1/2026		245,000	248,063
NXP BV, 144A, 4.625%, 6/1/2023		395,000	432,031
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	165,656
Western Digital Corp.:
144A, 7.375%, 4/1/2023		350,000	385,000
144A, 10.5%, 4/1/2024		168,000	194,880
			3,363,196
Materials 12.7%
AK Steel Corp.:
7.5%, 7/15/2023		200,000	213,000
7.625%, 5/15/2020		320,000	312,000
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023		215,000	216,075
144A, 7.25%, 5/15/2024		290,000	308,850
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	153,656
Ball Corp.:
4.375%, 12/15/2020		110,000	117,425
5.25%, 7/1/2025		225,000	242,437
Berry Plastics Corp., 5.5%, 5/15/2022		435,000	450,225
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	147,356
Chemours Co.:
6.625%, 5/15/2023 (b)		265,000	258,375
7.0%, 5/15/2025		80,000	78,600
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		195,000	198,656
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	149,270
144A, 5.75%, 5/15/2024		250,000	231,250
144A, 7.875%, 4/1/2021 (b)		500,000	533,750
Crown Americas LLC, 144A, 4.25%, 9/30/2026		250,000	250,312
Eagle Materials, Inc., 4.5%, 8/1/2026		130,000	131,744
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		36,000	33,300
144A, 7.0%, 2/15/2021		475,000	425,125
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		890,000	876,650
4.0%, 11/14/2021		250,000	236,563
4.55%, 11/14/2024		100,000	90,625
Graphic Packaging International, Inc., 4.125%, 8/15/2024		495,000	498,712
Hexion, Inc., 6.625%, 4/15/2020		270,000	237,600
Kaiser Aluminum Corp., 5.875%, 5/15/2024		200,000	209,000
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		455,000	455,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	259,375
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		230,000	223,675
144A, 10.375%, 5/1/2021		350,000	377,125
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		400,000	413,000
144A, 7.0%, 7/15/2024		45,000	48,263
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		115,000	120,750
144A, 5.125%, 12/1/2024		55,000	58,094
Teck Resources Ltd.:
3.75%, 2/1/2023		200,000	183,250
4.5%, 1/15/2021		1,400,000	1,379,000
6.125%, 10/1/2035		200,000	188,000
144A, 8.0%, 6/1/2021		805,000	875,437
144A, 8.5%, 6/1/2024		130,000	148,850
Tronox Finance LLC:
6.375%, 8/15/2020		500,000	461,250
144A, 7.5%, 3/15/2022		245,000	223,563
United States Steel Corp., 144A, 8.375%, 7/1/2021		810,000	885,937
Valvoline, Inc., 144A, 5.5%, 7/15/2024		90,000	94,275
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		90,000	95,625
144A, 5.625%, 10/1/2024		45,000	48,938
			13,139,963
Real Estate 2.5%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		310,000	328,309
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		225,000	237,938
(REIT), 5.375%, 4/1/2023		725,000	760,344
(REIT), 5.75%, 1/1/2025		170,000	180,625
(REIT), 5.875%, 1/15/2026		135,000	145,125
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.5%, 9/1/2026		95,000	95,000
144A, (REIT), 5.625%, 5/1/2024		245,000	265,751
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		50,000	51,875
(REIT), 6.375%, 3/1/2024		235,000	254,975
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		150,000	154,875
(REIT), 4.875%, 6/1/2026		85,000	89,781
			2,564,598
Telecommunication Services 12.0%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		305,000	322,538
Series T, 5.8%, 3/15/2022		380,000	389,500
Series S, 6.45%, 6/15/2021		545,000	583,831
Series W, 6.75%, 12/1/2023		250,000	260,000
Series Y, 7.5%, 4/1/2024 (b)		635,000	677,862
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	344,175
144A, 7.0%, 2/15/2020		200,000	191,000
Frontier Communications Corp.:
6.25%, 9/15/2021		540,000	519,075
7.125%, 1/15/2023		605,000	564,162
10.5%, 9/15/2022		615,000	651,900
11.0%, 9/15/2025		430,000	448,813
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		230,000	245,238
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		452,000	453,130
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		175,000	180,688
5.375%, 1/15/2024		165,000	171,909
5.375%, 5/1/2025		200,000	208,500
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		745,000	799,012
7.0%, 8/15/2020		350,000	351,750
Sprint Corp., 7.125%, 6/15/2024		1,345,000	1,311,375
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		899,000	961,930
6.125%, 1/15/2022		110,000	116,875
6.375%, 3/1/2025		497,000	540,487
6.5%, 1/15/2026		15,000	16,594
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		195,000	204,263
Windstream Services LLC:
7.75%, 10/15/2020 (b)		450,000	457,875
7.75%, 10/1/2021		500,000	498,750
Zayo Group LLC:
6.0%, 4/1/2023		530,000	556,500
6.375%, 5/15/2025		386,000	409,160
			12,436,892
Utilities 3.8%
Calpine Corp.:
5.375%, 1/15/2023		240,000	239,100
5.75%, 1/15/2025		240,000	237,000
Dynegy, Inc.:
7.375%, 11/1/2022		235,000	232,063
7.625%, 11/1/2024		425,000	417,350
GenOn Americas Generation LLC, 8.5%, 10/1/2021		250,000	212,500
NGL Energy Partners LP, 5.125%, 7/15/2019		190,000	178,600
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,015,000
6.25%, 5/1/2024		770,000	781,550
144A, 6.625%, 1/15/2027		110,000	107,800
144A, 7.25%, 5/15/2026		385,000	391,737
7.875%, 5/15/2021		59,000	61,655
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		95,000	89,300
			3,963,655
Total Corporate Bonds (Cost $91,088,397)			93,857,549
Government & Agency Obligation 1.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 10/31/2017 (c) (Cost $1,100,559)		1,100,000	1,100,773
Loan Participations and Assignments 0.0%
Senior Loan **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 * (Cost $700,000)		700,000	0
Convertible Bonds 1.4%
Energy 0.0%
Chesapeake Energy Corp., 2.5%, 5/15/2037		19,000	18,881
Materials 1.4%
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018		1,399,613	1,444,261
Total Convertible Bonds (Cost $1,393,388)			1,463,142
Preferred Security 1.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $795,173)		1,135,000	1,021,500
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Congoleum Corp.*		24,000	4,800
Quad Graphics, Inc.		249	6,653
			11,453
Materials 0.1%
GEO Specialty Chemicals, Inc.*		144,027	57,049
GEO Specialty Chemicals, Inc. 144A*		2,206	874
			57,923
Total Common Stocks (Cost $292,151)			69,376
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $244,286)		1,100	3,873
Securities Lending Collateral 5.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (d) (e) (Cost $5,635,523)		5,635,523	5,635,523
Cash Equivalents 5.0%
Deutsche Central Cash Management Government Fund, 0.42% (d) (Cost $5,238,412)		5,238,412	5,238,412
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $106,487,889) †		104.4	108,390,148
Other Assets and Liabilities, Net		(4.4)	(4,519,390)
Net Assets		100.0	103,870,758

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
†	The cost for federal income tax purposes was $106,487,889. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $1,902,259. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,004,834 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,102,575.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $5,423,451, which is 5.2% of net assets.
(c)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At September 30, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Reference Entity	Value ($)		Unrealized Appreciation ($)

6/20/2021	2,000,000	5.0%	Markit CDX North America High Yield Index	105,458		9,820
Bilateral Swaps
Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

3/20/2019	1,500,000[1]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B	52,119	76,745	(24,626)

(f)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Goldman Sachs & Co.

As of September 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	145,791	USD	163,488	10/31/2016	(523)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$93,857,549	$—	$93,857,549
Government & Agency Obligation	—	1,100,773	—	1,100,773
Loan Participations and Assignments	—	—	0	0
Convertible Bonds	—	18,881	1,444,261	1,463,142
Preferred Security	—	1,021,500	—	1,021,500
Common Stocks (h)	6,653	—	62,723	69,376
Warrant	—	—	3,873	3,873
Short-Term Investments (h)	10,873,935	—	—	10,873,935
Derivatives (i)
Credit Default Swap Contracts	$—	$9,820	$—	$9,820
Total	$10,880,588	$96,008,523	$1,510,857	$108,399,968
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Credit Default Swap Contracts	$—	$(24,626)	$—	$(24,626)
Forward Foreign Currency Exchange Contracts	—	(523)	—	(523)
Total	$—	$(25,149)	$—	$(25,149)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2015	$0	$1,551,885	$93,597	$1,879	$1,647,361
Realized gain (loss)	—	—	27,109	—	27,109
Change in unrealized appreciation (depreciation)	—	(190,662)	22,478	1,994	(166,190)
Amortization premium/discount	—	6,361	—	—	6,361
Purchases	—	76,677	—	—	76,677
(Sales)	—	—	(80,461)	—	(80,461)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of September 30, 2016	$0	$1,444,261	$62,723	$3,873	$1,510,857
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2016	$—	$(190,662)	$(4,340)	$1,994	$(193,008)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Industrials	$4,800	Asset Valuation	Book Value of Equity	0
Materials	$57,923	Market Approach	EV/EBITDA Multiple	5.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$3,873	Black Scholes Option Pricing Model	Implied Volatility	22.33%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Convertible Bonds
Materials	$1,444,261	Convertible Bond Methodology	EV/EBITDA Multiple	5.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is a direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (14,806)	$ —
Foreign Exchange Contracts	$ —	$ (523)

Investment Portfolio                                                                                   as of September 30, 2016 (Unaudited)

Deutsche Large Cap Value VIP

	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 11.7%
Hotels, Restaurants & Leisure 3.2%
Brinker International, Inc. (a)	58,940	2,972,344
McDonald's Corp.	41,098	4,741,065
		7,713,409
Media 2.7%
Comcast Corp. "A"	95,605	6,342,436
Specialty Retail 2.8%
Home Depot, Inc.	51,107	6,576,449
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc. "B"	89,101	4,691,168
VF Corp.	41,802	2,343,002
		7,034,170
Consumer Staples 9.3%
Beverages 1.7%
PepsiCo, Inc.	36,642	3,985,550
Food & Staples Retailing 3.8%
Costco Wholesale Corp.	15,700	2,394,407
CVS Health Corp.	45,979	4,091,671
Kroger Co.	82,196	2,439,578
		8,925,656
Food Products 1.2%
The JM Smucker Co.	20,404	2,765,558
Household Products 1.2%
Colgate-Palmolive Co.	39,473	2,926,528
Personal Products 1.4%
Estee Lauder Companies, Inc. "A"	39,117	3,464,202
Energy 10.5%
Energy Equipment & Services 2.6%
Halliburton Co.	70,196	3,150,396
Schlumberger Ltd.	39,000	3,066,960
		6,217,356
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	36,290	3,734,967
Exxon Mobil Corp.	44,022	3,842,240
Occidental Petroleum Corp.	49,831	3,633,677
Spectra Energy Corp.	109,411	4,677,320
Valero Energy Corp.	51,535	2,731,355
		18,619,559
Financials 17.7%
Banks 6.4%
JPMorgan Chase & Co.	127,183	8,469,116
Wells Fargo & Co.	151,535	6,709,970
		15,179,086
Capital Markets 5.6%
Ameriprise Financial, Inc.	17,586	1,754,555
BlackRock, Inc.	9,824	3,560,807
CME Group, Inc.	34,338	3,589,008
Invesco Ltd.	74,811	2,339,340
T. Rowe Price Group, Inc.	30,520	2,029,580
		13,273,290
Consumer Finance 1.4%
Discover Financial Services	59,623	3,371,681
Insurance 4.3%
Chubb Ltd.	21,295	2,675,717
MetLife, Inc.	83,191	3,696,176
Prudential Financial, Inc.	44,556	3,637,997
		10,009,890
Health Care 12.1%
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	74,754	3,161,347
Becton, Dickinson & Co.	18,547	3,333,452
		6,494,799
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	48,602	3,776,375
Pharmaceuticals 7.8%
Eli Lilly & Co.	34,158	2,741,521
Johnson & Johnson	49,558	5,854,287
Merck & Co., Inc.	59,958	3,741,979
Pfizer, Inc.	179,342	6,074,313
		18,412,100
Industrials 9.8%
Aerospace & Defense 3.3%
Boeing Co.	26,188	3,450,007
Lockheed Martin Corp.	12,505	2,997,699
Raytheon Co.	9,594	1,306,031
		7,753,737
Industrial Conglomerates 3.9%
General Electric Co.	316,753	9,382,224
Machinery 1.3%
Parker-Hannifin Corp.	24,836	3,117,663
Road & Rail 1.3%
Norfolk Southern Corp.	31,075	3,016,139
Information Technology 15.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	109,914	3,486,472
IT Services 4.5%
Accenture PLC "A"	32,735	3,999,235
Automatic Data Processing, Inc.	54,494	4,806,371
Mastercard, Inc. "A"	18,542	1,887,019
		10,692,625
Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	104,602	3,948,726
QUALCOMM, Inc.	49,116	3,364,446
Texas Instruments, Inc.	42,774	3,001,879
		10,315,051
Software 2.3%
Microsoft Corp.	94,954	5,469,351
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	67,324	7,610,978
Materials 2.0%
Chemicals
Dow Chemical Co.	62,545	3,241,707
Monsanto Co.	13,068	1,335,550
		4,577,257
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	26,351	2,482,528
Extra Space Storage, Inc.	43,036	3,417,489
		5,900,017
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	140,656	5,712,040
Utilities 4.3%
Electric Utilities 3.1%
American Electric Power Co., Inc.	38,366	2,463,481
NextEra Energy, Inc.	38,845	4,751,520
		7,215,001
Water Utilities 1.2%
American Water Works Co., Inc.	39,014	2,919,808
Total Common Stocks (Cost $231,556,049)		232,256,457
Convertible Preferred Stock 0.9%
Health Care
Teva Pharmaceutical Industries Ltd. 7.0% (Cost $2,385,707)	2,633	2,141,443
Securities Lending Collateral 1.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $2,600,000)	2,600,000	2,600,000
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $2,599,140)	2,599,140	2,599,140
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $239,140,896) †	101.3	239,597,040
Other Assets and Liabilities, Net	(1.3)	(2,966,552)
Net Assets	100.0	236,630,488

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $241,574,127. At September 30, 2016, net unrealized depreciation for all securities based on tax cost was $1,977,087. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,947,508 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,924,595.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $2,521,500, which is 1.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$232,256,457	$—	$—	$232,256,457
Convertible Preferred Stock	—	2,141,443	—	2,141,443
Short-Term Investments (d)	5,199,140	—	—	5,199,140
Total	$237,455,597	$2,141,443	$—	$239,597,040

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                  as of September 30, 2016 (Unaudited)

Deutsche Government Money Market VIP

(formerly Deutsche Money Market VIP)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 61.4%
U.S. Government Sponsored Agencies 45.4%
Federal Farm Credit Bank:
0.567% *, 8/29/2017	2,000,000	2,001,416
0.618% *, 3/22/2017	1,500,000	1,499,962
0.646% *, 9/21/2017	500,000	500,000
Federal Home Loan Bank:
0.3% **, 1/5/2017	2,000,000	1,998,427
0.376% **, 10/18/2016	3,000,000	2,999,476
0.384% **, 10/19/2016	10,000,000	9,998,110
0.45%, 10/7/2016	4,500,000	4,499,983
0.458% **, 2/2/2017	2,500,000	2,496,125
0.463% **, 10/25/2016	1,500,000	1,499,545
0.485% **, 10/14/2016	1,250,000	1,249,785
0.61% **, 12/12/2016	2,000,000	1,997,600
0.633% *, 2/22/2017	2,000,000	2,001,881
Federal Home Loan Mortgage Corp.:
0.346% **, 12/7/2016	2,500,000	2,498,418
0.397% **, 1/19/2017	1,500,000	1,498,213
0.407% **, 12/22/2016	1,500,000	1,498,633
0.478% **, 3/1/2017	3,000,000	2,994,086
0.486% **, 3/3/2017	1,500,000	1,496,972
0.611% *, 2/22/2018	1,000,000	1,000,000
0.781% *, 12/21/2017	4,500,000	4,500,000
Federal National Mortgage Association:
0.417% **, 1/3/2017	1,500,000	1,498,394
0.417% **, 2/1/2017	1,000,000	998,599
0.442% **, 2/1/2017	2,000,000	1,997,028
0.587% *, 10/21/2016	1,300,000	1,299,996
0.807% *, 12/20/2017	2,500,000	2,500,000
		56,522,649
U.S. Treasury Obligations 16.0%
U.S. Treasury Bills:
0.4% **, 2/2/2017	2,000,000	1,997,292
0.428% **, 1/19/2017	500,000	499,357
0.437% **, 1/19/2017	500,000	499,343
0.498% **, 3/23/2017	1,000,000	997,645
U.S. Treasury Floating Rate Notes:
0.324% *, 4/30/2017	4,000,000	3,997,639
0.327% *, 7/31/2017	2,500,000	2,498,659
0.44% *, 4/30/2018	2,500,000	2,500,099
0.522% *, 1/31/2018	2,500,000	2,501,243
U.S. Treasury Notes:
0.625%, 10/15/2016	1,500,000	1,500,129
0.625%, 12/15/2016	3,000,000	3,000,957
		19,992,363
Total Government & Agency Obligations (Cost $76,515,012)		76,515,012
Repurchase Agreements 38.6%
Barclays Capital PLC, 0.47%, dated 9/30/2016, to be repurchased at $6,000,235 on 10/3/2016 (a)	6,000,000	6,000,000
Merrill Lynch & Co., Inc., 0.48%, dated 9/30/2016, to be repurchased at $14,600,584 on 10/3/2016 (b)	14,600,000	14,600,000
Nomura Securities International, 0.5%, dated 9/30/2016, to be repurchased at $8,000,333 on 10/3/2016 (c)	8,000,000	8,000,000
Wells Fargo Bank, 0.5%, dated 9/30/2016, to be repurchased at $19,500,813 on 10/3/2016 (d)	19,500,000	19,500,000
Total Repurchase Agreements (Cost $48,100,000)		48,100,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $124,615,012) †	100.0	124,615,012
Other Assets and Liabilities, Net	0.0	(53,749)
Net Assets	100.0	124,561,263

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $124,615,012.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,470,900	U.S. Treasury Note	2.0	8/31/2021	1,533,093
8,970,671	U.S. Treasury STRIPS	Zero Coupon	11/15/2018-8/15/2045	4,586,993
Total Collateral Value				6,120,086

(b)	Collateralized by $14,016,700 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 4/15/2017 with a value of $14,892,088.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bill	Zero Coupon	11/10/2016	100
7,403,400	U.S. Treasury Note	3.5	5/15/2020	8,159,939
Total Collateral Value				8,160,039

(d)	Collateralized by $19,050,800 Federal National Mortgage Association, 3.0%, maturing on 7/1/2046 with a value of $19,890,001.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$76,515,012	$—	$76,515,012
Repurchase Agreements	—	48,100,000	—	48,100,000
Total	$—	$124,615,012	$—	$124,615,012

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 19.2%
Auto Components 2.6%
Gentherm, Inc.*	38,010	1,194,274
Tenneco, Inc.*	32,282	1,881,072
		3,075,346
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.*	12,300	822,747
ServiceMaster Global Holdings, Inc.*	19,800	666,864
		1,489,611
Hotels, Restaurants & Leisure 3.2%
Jack in the Box, Inc.	17,752	1,703,127
La Quinta Holdings, Inc.*	59,849	669,112
Panera Bread Co. "A"* (a)	7,368	1,434,697
		3,806,936
Household Durables 3.0%
Helen of Troy Ltd.*	11,200	965,104
iRobot Corp.*	37,393	1,644,544
Newell Brands, Inc.	16,958	893,008
		3,502,656
Leisure Products 1.0%
Polaris Industries, Inc. (a)	14,619	1,132,095
Media 1.3%
Cinemark Holdings, Inc.	39,218	1,501,265
Specialty Retail 4.9%
Burlington Stores, Inc.*	22,300	1,806,746
The Children's Place, Inc.	18,041	1,440,935
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,969	1,420,503
Urban Outfitters, Inc.*	30,305	1,046,128
		5,714,312
Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	12,586	1,091,332
Hanesbrands, Inc.	42,994	1,085,599
		2,176,931
Consumer Staples 3.5%
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	14,482	1,740,012
United Natural Foods, Inc.*	13,064	523,083
		2,263,095
Food Products 1.0%
Hain Celestial Group, Inc.*	32,043	1,140,090
Household Products 0.6%
Spectrum Brands Holdings, Inc.	5,000	688,450
Energy 2.9%
Energy Equipment & Services 1.7%
Core Laboratories NV (a)	7,974	895,720
Dril-Quip, Inc.*	7,284	406,010
Patterson-UTI Energy, Inc.	32,700	731,499
		2,033,229
Oil, Gas & Consumable Fuels 1.2%
Diamondback Energy, Inc.*	10,820	1,044,563
Gulfport Energy Corp.*	12,430	351,147
		1,395,710
Financials 5.9%
Banks 4.6%
Chemical Financial Corp.	19,301	851,753
FCB Financial Holdings, Inc. "A"*	24,721	950,028
Pinnacle Financial Partners, Inc.	21,361	1,155,203
Signature Bank*	6,291	745,169
South State Corp.	12,713	953,984
SVB Financial Group*	6,741	745,150
		5,401,287
Capital Markets 1.3%
Lazard Ltd. "A"	23,866	867,767
Moelis & Co. "A"	22,802	613,146
		1,480,913
Health Care 20.1%
Biotechnology 6.5%
Alkermes PLC*	19,068	896,768
Bluebird Bio, Inc.* (a)	8,876	601,615
Ligand Pharmaceuticals, Inc.* (a)	12,190	1,244,111
Neurocrine Biosciences, Inc.*	14,801	749,523
Retrophin, Inc.*	87,925	1,967,762
Spectrum Pharmaceuticals, Inc.*	132,070	616,767
TESARO, Inc.* (a)	7,500	751,800
United Therapeutics Corp.* (a)	6,200	732,096
		7,560,442
Health Care Equipment & Supplies 0.5%
Orthofix International NV*	12,800	547,456
Health Care Providers & Services 8.4%
BioScrip, Inc.* (a)	221,900	641,291
Centene Corp.*	31,422	2,104,017
Kindred Healthcare, Inc.	123,458	1,261,741
Molina Healthcare, Inc.*	24,381	1,421,900
Providence Service Corp.*	52,452	2,550,740
RadNet, Inc.*	107,600	796,240
Teladoc, Inc.* (a)	55,200	1,010,712
		9,786,641
Life Sciences Tools & Services 1.4%
PAREXEL International Corp.*	16,053	1,114,881
VWR Corp.*	20,000	567,200
		1,682,081
Pharmaceuticals 3.3%
Akorn, Inc.*	20,830	567,826
Flamel Technologies SA (ADR)*	140,644	1,743,986
Medicines Co.*	22,331	842,772
Pacira Pharmaceuticals, Inc.*	19,083	653,020
		3,807,604
Industrials 18.4%
Aerospace & Defense 1.8%
DigitalGlobe, Inc.*	37,813	1,039,858
HEICO Corp.	15,722	1,087,962
		2,127,820
Airlines 0.8%
JetBlue Airways Corp.*	50,073	863,259
Building Products 2.3%
A.O. Smith Corp.	14,376	1,420,205
Fortune Brands Home & Security, Inc.	21,743	1,263,268
		2,683,473
Construction & Engineering 1.2%
Primoris Services Corp.	66,842	1,376,945
Electrical Equipment 3.1%
Acuity Brands, Inc.	5,662	1,498,165
AZZ, Inc.	23,243	1,517,071
Thermon Group Holdings, Inc.*	28,935	571,466
		3,586,702
Machinery 7.0%
IDEX Corp.	12,700	1,188,339
John Bean Technologies Corp.	20,100	1,418,055
Middleby Corp.*	18,160	2,244,939
WABCO Holdings, Inc.*	20,122	2,284,451
Watts Water Technologies, Inc. "A"	16,195	1,050,084
		8,185,868
Marine 0.5%
Kirby Corp.*	10,100	627,816
Professional Services 1.0%
On Assignment, Inc.*	33,282	1,207,804
Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc.*	24,184	773,404
Information Technology 19.9%
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	39,216	2,072,958
IPG Photonics Corp.*	17,928	1,476,371
		3,549,329
Internet Software & Services 2.6%
CoStar Group, Inc.*	7,327	1,586,515
WebMD Health Corp.*	29,833	1,482,700
		3,069,215
IT Services 6.8%
Broadridge Financial Solutions, Inc.	23,570	1,597,810
Cardtronics PLC "A"*	37,408	1,668,397
Euronet Worldwide, Inc.*	10,800	883,764
MAXIMUS, Inc.	31,434	1,777,907
WEX, Inc.*	9,098	983,403
WNS Holdings Ltd. (ADR)*	34,828	1,043,099
		7,954,380
Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc.*	35,693	1,688,993
Mellanox Technologies Ltd.* (a)	23,600	1,020,700
		2,709,693
Software 5.1%
Aspen Technology, Inc.*	32,083	1,501,163
Proofpoint, Inc.*	14,200	1,062,870
Tyler Technologies, Inc.*	12,892	2,207,497
Ultimate Software Group, Inc.*	5,543	1,132,934
		5,904,464
Materials 5.5%
Chemicals 3.5%
Huntsman Corp.	72,512	1,179,770
Minerals Technologies, Inc.	20,978	1,482,935
Trinseo SA	24,825	1,404,102
		4,066,807
Construction Materials 1.2%
Eagle Materials, Inc.	17,856	1,380,269
Metals & Mining 0.8%
United States Steel Corp.	51,500	971,290
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	28,375	594,172
Urban Edge Properties	40,000	1,125,600
		1,719,772
Telecommunication Services 0.6%
Diversified Telecommunication Services
SBA Communications Corp. "A"*	6,155	690,345
Total Common Stocks (Cost $85,372,517)		113,634,805
Convertible Preferred Stock 0.3%
Health Care
Providence Service Corp., 5.5% (Cost $283,300)	2,833	345,458
Securities Lending Collateral 8.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $9,351,740)	9,351,740	9,351,740
Cash Equivalents 2.4%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $2,805,000)	2,805,000	2,805,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $97,812,557) †	108.2	126,137,003
Other Assets and Liabilities, Net	(8.2)	(9,508,729)
Net Assets	100.0	116,628,274

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $98,605,504. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $27,531,499. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,180,859 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,649,360.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $9,143,758, which is 7.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$113,634,805	$—	$—	$113,634,805
Convertible Preferred Stock	—	—	345,458	345,458
Short-Term Investments (d)	12,156,740	—	—	12,156,740
Total	$125,791,545	$—	$345,458	$126,137,003

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 92.5%
Consumer Discretionary 10.1%
Auto Components 3.6%
Standard Motor Products, Inc.	43,104	2,058,647
Visteon Corp.	50,637	3,628,647
		5,687,294
Leisure Products 1.5%
Polaris Industries, Inc. (a)	30,049	2,326,995
Media 1.6%
TEGNA, Inc.	113,667	2,484,761
Specialty Retail 1.5%
Hibbett Sports, Inc.* (a)	61,384	2,449,222
Textiles, Apparel & Luxury Goods 1.9%
Hanesbrands, Inc.	123,173	3,110,118
Consumer Staples 2.1%
Food Products 2.1%
ConAgra Foods, Inc.	68,928	3,247,198
Household Products 0.0%
Central Garden & Pet Co.*	2,090	54,340
Energy 6.0%
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	29,376	3,947,253
Matador Resources Co.*	105,815	2,575,537
QEP Resources, Inc.	156,441	3,055,293
		9,578,083
Financials 23.3%
Banks 10.2%
Capital Bank Financial Corp. "A"	117,449	3,771,287
Great Western Bancorp., Inc.	87,802	2,925,563
KeyCorp	300,354	3,655,308
OFG Bancorp. (a)	318,582	3,220,864
Sterling Bancorp.	153,354	2,683,695
		16,256,717
Capital Markets 2.6%
Lazard Ltd. "A"	114,128	4,149,694
Consumer Finance 2.8%
Synchrony Financial	157,865	4,420,220
Insurance 5.0%
CNO Financial Group, Inc.	218,955	3,343,443
Reinsurance Group of America, Inc.	41,849	4,517,181
		7,860,624
Thrifts & Mortgage Finance 2.7%
Walker & Dunlop, Inc.*	167,633	4,234,410
Health Care 4.4%
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	33,572	2,711,946
HealthSouth Corp.	63,435	2,573,558
		5,285,504
Life Sciences Tools & Services 1.0%
PerkinElmer, Inc.	29,043	1,629,603
Industrials 17.2%
Aerospace & Defense 2.9%
BWX Technologies, Inc.	62,690	2,405,415
Curtiss-Wright Corp.	22,940	2,090,064
		4,495,479
Air Freight & Logistics 1.0%
Forward Air Corp.	36,742	1,589,459
Commercial Services & Supplies 5.0%
Pitney Bowes, Inc.	199,763	3,627,696
Steelcase, Inc. "A"	116,420	1,617,074
The Brink's Co.	73,333	2,719,188
		7,963,958
Machinery 4.8%
Hillenbrand, Inc.	56,367	1,783,452
Snap-on, Inc.	16,485	2,505,060
Stanley Black & Decker, Inc.	26,959	3,315,418
		7,603,930
Professional Services 1.2%
FTI Consulting, Inc.*	43,905	1,956,407
Trading Companies & Distributors 2.3%
AerCap Holdings NV*	93,358	3,593,349
Information Technology 18.9%
Communications Equipment 3.5%
Harris Corp.	60,893	5,578,408
Electronic Equipment, Instruments & Components 6.5%
Dolby Laboratories, Inc. "A"	64,758	3,515,712
Keysight Technologies, Inc.*	87,452	2,771,354
Rogers Corp.*	39,935	2,439,230
VeriFone Systems, Inc.*	98,021	1,542,850
		10,269,146
IT Services 4.9%
Convergys Corp.	125,160	3,807,367
NeuStar, Inc. "A"* (a)	150,680	4,006,581
		7,813,948
Software 1.7%
Verint Systems, Inc.*	71,632	2,695,512
Technology Hardware, Storage & Peripherals 2.3%
NetApp, Inc.	100,301	3,592,782
Materials 1.5%
Chemicals
Celanese Corp. "A"	36,129	2,404,746
Real Estate 5.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	37,302	1,844,211
Gaming and Leisure Properties, Inc.	75,621	2,529,523
Pebblebrook Hotel Trust	58,539	1,557,137
Physicians Realty Trust	117,708	2,535,430
		8,466,301
Utilities 3.7%
Electric Utilities
FirstEnergy Corp.	99,073	3,277,335
IDACORP, Inc.	33,883	2,652,361
		5,929,696
Total Common Stocks (Cost $128,931,569)		146,727,904
Securities Lending Collateral 6.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $10,167,855)	10,167,855	10,167,855
Cash Equivalents 7.8%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $12,439,547)	12,439,547	12,439,547
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $151,538,971) †	106.7	169,335,306
Other Assets and Liabilities, Net	(6.7)	(10,674,046)
Net Assets	100.0	158,661,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $151,475,163. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $17,860,143. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,251,615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,391,472.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $10,137,172, which is 6.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$146,727,904	$—	$—	$146,727,904
Short-Term Investments (d)	22,607,402	—	—	22,607,402
Total	$169,335,306	$—	$—	$169,335,306

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                    as of September 30, 2016 (Unaudited)

Deutsche Unconstrained Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 14.3%
Consumer Discretionary 1.3%
Ally Financial, Inc., 5.75%, 11/20/2025		30,000	31,387
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020		20,000	20,904
144A, 4.908%, 7/23/2025		10,000	11,031
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		15,000	15,600
Cox Communications, Inc., 144A, 3.35%, 9/15/2026		10,000	10,080
CVS Health Corp., 5.125%, 7/20/2045		30,000	36,709
General Motors Co., 6.6%, 4/1/2036		15,000	18,048
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		15,000	15,085
3.2%, 7/13/2020		50,000	51,197
3.2%, 7/6/2021		25,000	25,307
The Gap, Inc., 5.95%, 4/12/2021		80,000	85,327
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		20,000	22,047
			342,722
Consumer Staples 1.6%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		30,000	35,693
Kraft Heinz Foods Co., 4.375%, 6/1/2046		140,000	148,124
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	218,000
Molson Coors Brewing Co., 4.2%, 7/15/2046		15,000	15,629
			417,446
Energy 1.6%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		10,000	10,735
5.55%, 3/15/2026 (b)		10,000	11,300
ConocoPhillips Co., 4.15%, 11/15/2034		20,000	19,960
Energy Transfer Partners LP, 5.95%, 10/1/2043		10,000	10,101
Ensco PLC, 4.7%, 3/15/2021		20,000	17,940
Halliburton Co., 4.85%, 11/15/2035		10,000	10,718
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		20,000	18,449
6.375%, 3/1/2041		10,000	10,806
Noble Holding International Ltd., 5.25%, 3/16/2018		10,000	9,850
Petroleos Mexicanos, 144A, 4.625%, 9/21/2023		215,000	215,301
Plains All American Pipeline LP, 2.85%, 1/31/2023		30,000	28,433
Regency Energy Partners LP, 4.5%, 11/1/2023		20,000	20,135
Shell International Finance BV, 4.0%, 5/10/2046		15,000	15,345
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		20,000	20,185
Valero Energy Corp., 3.4%, 9/15/2026		25,000	24,834
			444,092
Financials 4.7%
Akbank TAS, 144A, 5.0%, 10/24/2022		200,000	199,000
Apollo Investment Corp., 5.25%, 3/3/2025		30,000	29,465
Ares Capital Corp., 3.625%, 1/19/2022		20,000	20,130
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		120,000	125,479
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		10,000	10,925
Branch Banking & Trust Co., 1.45%, 5/10/2019		20,000	20,017
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	273,125
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	250,938
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		30,000	31,547
FS Investment Corp., 4.75%, 5/15/2022		40,000	41,096
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		20,000	20,353
Legg Mason, Inc., 5.625%, 1/15/2044		20,000	20,759
Loews Corp., 4.125%, 5/15/2043		20,000	20,681
Manulife Financial Corp., 5.375%, 3/4/2046		25,000	29,770
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,832
Morgan Stanley, 3.125%, 7/27/2026		20,000	20,120
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		20,000	21,842
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		55,000	57,281
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		20,000	21,281
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		20,000	21,001
Voya Financial, Inc., 4.8%, 6/15/2046		15,000	14,968
			1,259,610
Health Care 0.5%
AbbVie, Inc., 4.7%, 5/14/2045		5,000	5,384
Actavis Funding SCS, 4.75%, 3/15/2045		10,000	10,934
Aetna, Inc., 4.375%, 6/15/2046		15,000	15,707
Celgene Corp., 5.0%, 8/15/2045		10,000	11,259
Gilead Sciences, Inc., 4.15%, 3/1/2047		15,000	15,332
Mylan NV, 144A, 5.25%, 6/15/2046		25,000	26,330
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		39,000	39,210
Stryker Corp., 4.625%, 3/15/2046		10,000	11,216
			135,372
Industrials 0.2%
FedEx Corp., 4.55%, 4/1/2046		15,000	16,662
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		20,000	20,417
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		15,000	15,114
			52,193
Information Technology 0.8%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026		20,000	20,086
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		100,000	104,512
144A, 5.45%, 6/15/2023		20,000	21,429
144A, 8.1%, 7/15/2036		20,000	23,511
NVIDIA Corp.:
2.2%, 9/16/2021		15,000	15,046
3.2%, 9/16/2026		15,000	15,118
Seagate HDD Cayman, 5.75%, 12/1/2034		30,000	25,000
			224,702
Materials 2.8%
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		10,000	10,190
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		150,000	147,750
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027 (c)		295,000	290,944
Vale Overseas Ltd., 6.25%, 8/10/2026		170,000	177,599
Yamana Gold, Inc., 4.95%, 7/15/2024		120,000	123,957
			750,440
Real Estate 0.5%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		20,000	19,545
(REIT), 5.25%, 12/1/2023		40,000	40,853
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		30,000	31,536
Select Income REIT, (REIT), 4.15%, 2/1/2022		30,000	30,143
			122,077
Telecommunication Services 0.2%
AT&T, Inc., 4.5%, 5/15/2035		30,000	31,521
Verizon Communications, Inc., 4.672%, 3/15/2055		30,000	31,558
			63,079
Utilities 0.1%
Electricite de France SA, 144A, 4.75%, 10/13/2035		25,000	27,314
Total Corporate Bonds (Cost $3,722,938)			3,839,047
Asset-Backed 1.0%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		31,145	31,056
Miscellaneous 0.9%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		87,909	90,404
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		153,073	152,223
			242,627
Total Asset-Backed (Cost $276,932)			273,683
Commercial Mortgage-Backed Securities 4.4%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.193% **, 12/15/2040		250,000	249,626
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		110,000	120,420
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,681	494,094
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		170,000	178,966
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	133,581
Total Commercial Mortgage-Backed Securities (Cost $1,163,650)			1,176,687
Collateralized Mortgage Obligations 10.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.947% **, 2/25/2034		63,768	62,824
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.46% **, 12/25/2035		80,764	81,641
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		48,506	48,120
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.674% **, 9/25/2028		182,293	184,893
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		680,772	38,163
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		242,716	16,765
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		595,893	113,001
"DZ", Series 4253, 4.75%, 9/15/2043		1,138,978	1,302,606
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		45,464	2,664
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		74,018	4,083
"SP", Series 4047, Interest Only, 6.126% ***, 12/15/2037		304,915	33,598
"JS", Series 3572, Interest Only, 6.276% ***, 9/15/2039		376,642	57,102
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		138,904	20,266
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		12,918	174
"PI", Series 2006-20, Interest Only, 6.155% ***, 11/25/2030		274,925	38,348
"SI", Series 2007-23, Interest Only, 6.245% ***, 3/25/2037		176,452	31,413
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		1,522,146	183,342
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		204,526	19,494
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		373,322	52,007
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		61,056	7,420
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		187,235	31,390
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		194,923	28,741
"AI", Series 2007-38, Interest Only, 5.93% ***, 6/16/2037		53,311	8,067
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		186,062	27,916
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.911% **, 4/25/2036		197,426	181,126
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.047% **, 10/25/2033		43,957	43,730
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 3.005% **, 12/25/2034		61,437	60,735
Total Collateralized Mortgage Obligations (Cost $2,568,426)			2,679,629
Government & Agency Obligations 36.1%
Other Government Related (d) 3.6%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		200,000	201,521
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	214,500
Vnesheconombank, 144A, 6.902%, 7/9/2020		500,000	543,758
			959,779
Sovereign Bonds 8.2%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	115,750
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	111,555
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		700,000	673,680
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	169
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,292
Republic of Portugal, 144A, 5.125%, 10/15/2024		100,000	99,607
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	116,771
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		500,000	511,310
Republic of Uruguay, 5.1%, 6/18/2050		40,000	41,500
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	9,900,000	500,654
			2,219,288
U.S. Treasury Obligations 24.3%
U.S. Treasury Bonds:
2.5%, 5/15/2046		55,000	56,925
3.0%, 11/15/2045		30,000	34,231
U.S. Treasury Notes:
0.75%, 10/31/2017 (f)		730,000	730,513
0.75%, 7/15/2019		25,000	24,919
1.375%, 4/30/2021		35,000	35,366
1.5%, 5/31/2019		232,600	236,498
1.625%, 12/31/2019		109,000	111,346
1.625%, 2/15/2026		5,130,000	5,138,818
1.625%, 5/15/2026		155,000	155,206
			6,523,822
Total Government & Agency Obligations (Cost $9,539,886)			9,702,889
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
0.44% ****, 12/1/2016 (e)		365,000	364,892
2.882% ****, 11/10/2016 (e)		15,000	14,997
Total Short-Term U.S. Treasury Obligations (Cost $379,680)			379,889
Loan Participations and Assignments 4.9%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		102,638	99,417
Calpine Corp., Term Loan B5, 3.59%, 5/27/2022		192,563	193,383
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		68,425	68,921
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.86%, 4/30/2019		110,000	111,118
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		60,000	60,418
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		53,213	53,393
Term Loan B2, 5.5%, 6/7/2020		29,549	29,715
MEG Energy Corp., Term Loan, 3.595%, 3/31/2020		250,788	235,009
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		115,449	115,858
Quebecor Media, Inc., Term Loan B1, 3.317%, 8/17/2020		87,300	87,227
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.0%, 2/13/2019		132,992	133,293
Term Loan B, 5.25%, 12/11/2019		112,212	112,522
Total Loan Participations and Assignments (Cost $1,314,538)			1,300,274
Convertible Bond 0.5%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $127,881)		129,601	133,735
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $62,333)		95,000	85,500
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		26	695
Materials 0.0%
GEO Specialty Chemicals, Inc.*		13,196	5,227
Total Common Stocks (Cost $19,933)			5,922
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $17,432)		85	299
Exchange-Traded Funds 9.6%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		15,000	1,308,900
SPDR Barclays High Yield Bond ETF (b)		35,000	1,285,200
Total Exchange-Traded Funds (Cost $2,514,600)			2,594,100
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		1,500,000	0
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,400,000	0
Total Call Options Purchased (Cost $127,165)			0
Put Options Purchased 0.8%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		1,500,000	98,102
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,400,000	107,792
Total Put Options Purchased (Cost $98,573)			205,894
		Shares	Value ($)
Securities Lending Collateral 9.8%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (g) (h) (Cost $2,641,608)		2,641,608	2,641,608
Cash Equivalents 14.9%
Deutsche Central Cash Management Government Fund, 0.42% (g) (Cost $4,016,594)		4,016,594	4,016,594
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $28,592,169) †		108.0	29,035,750
Other Assets and Liabilities, Net		(8.0)	(2,139,634)
Net Assets		100.0	26,896,116

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
***	These securities are shown at their current rate as of September 30, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $28,598,558. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $437,192. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $696,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $259,593.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $2,591,914, which is 9.6% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2016 is 0.85%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/20/2016	33	4,327,125	16,430
U.S. Treasury Long Bond	USD	12/20/2016	2	336,313	(2,567)
Ultra Long U.S. Treasury Bond	USD	12/20/2016	26	4,780,750	(52,057)
United Kingdom Long Gilt Bond	GBP	12/28/2016	9	1,519,411	(15,411)
Total net unrealized depreciation					(53,605)

At September 30, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (i)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[1]	2/1/2017	50,400	(5)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017	50,631	(3)
Total Call Options				101,031	(8)
Put Options
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[1]	2/1/2017	50,400	(110,125)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017	50,631	(118,590)
Total Put Options				101,031	(228,715)
Total				202,062	(228,723)

(i)	Unrealized depreciation on written options on interest rate swap contracts at September 30, 2016 was $26,661.
At September 30, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/20/2021	300,000[3]	EUR	1.0%	UniCredit SpA, 0.657%**, 4/10/2017, BBB+	31,010	44,349	(13,339)
6/20/2021	100,000[3]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%**, 3/3/2017, BBB+	10,337	9,315	1,022
6/20/2021	210,000[4]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%**, 3/3/2017, BBB+	21,708	22,216	(508)
Total net unrealized depreciation						(12,825)

At September 30, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Reference Obligation	Value ($)	Unrealized Appreciation ($)

6/20/2021	2,800,000	5.0%	Markit CDX North American High Yield	147,604	30,430

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3/16/2016 3/16/2017	1,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	552	204
12/16/2015 9/18/2017	3,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(22,309)	(23,873)
12/16/2015 9/16/2020	2,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	85,779	86,518
3/16/2016 3/16/2025	4,100,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(283,314)	(267,775)
12/16/2015 9/16/2025	3,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(312,560)	(297,729)
12/16/2015 9/17/2035	200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(40,521)	(36,681)
12/16/2015 9/18/2045	500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	140,999	125,309
7/13/2016 7/13/2046	1,500,000	Fixed — 2.22%	Floating — 3-Month LIBOR	(163,630)	(163,630)
12/21/2016 12/21/2046	1,300,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(130,896)	(7,163)
Total net unrealized depreciation				(584,820)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	BNP Paribas
3	Credit Suisse
4	HSBC Securities, Inc.
As of September 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	285,926	RUB	19,300,000	10/28/2016	19,313	Nomura International PLC
MXN	11,200,000	USD	590,481	10/28/2016	14,800	Barclays Bank PLC
MXN	11,170,000	USD	586,059	10/28/2016	11,591	Bank of America
USD	599,784	AUD	800,000	11/23/2016	11,743	Macquarie Bank Ltd.
USD	299,685	TWD	9,500,000	12/22/2016	4,097	Nomura International PLC
USD	399,620	JPY	40,800,000	12/27/2016	4,392	Citigroup, Inc.
JPY	20,400,000	USD	203,837	12/27/2016	1,831	Citigroup, Inc.
Total unrealized appreciation					67,767
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	588,356	MXN	11,170,000	10/28/2016	(13,887)	BNP Paribas
USD	606,776	MXN	11,200,000	10/28/2016	(31,094)	Citigroup, Inc.
AUD	800,000	USD	607,648	11/23/2016	(3,879)	Macquarie Bank Ltd.
AUD	400,000	USD	303,860	11/23/2016	(1,904)	Australia & New Zealand Banking Group Ltd.
MXN	9,715,534	USD	495,909	11/29/2016	(1,744)	Societe Generale
TWD	9,500,000	USD	292,478	11/30/2016	(11,105)	Nomura International PLC
USD	305,860	TWD	9,500,000	11/30/2016	(2,277)	Nomura International PLC
TWD	9,500,000	USD	295,376	12/22/2016	(8,405)	Nomura International PLC
USD	543,905	JPY	54,400,000	12/27/2016	(5,222)	Nomura International PLC
TWD	9,500,000	USD	292,758	12/29/2016	(11,087)	Nomura International PLC
Total unrealized depreciation					(90,604)

Currency Abbreviations
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Peso
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$3,839,047	$—	$3,839,047
Asset-Backed	—	273,683	—	273,683
Commercial Mortgage-Backed Securities	—	1,176,687	—	1,176,687
Collateralized Mortgage Obligations	—	2,679,628	—	2,679,628
Government & Agency Obligations	—	9,702,890	—	9,702,890
Loan Participations and Assignments	—	1,300,275	—	1,300,275
Convertible Bond	—	—	133,735	133,735
Preferred Security	—	85,500	—	85,500
Short-Term U.S. Treasury Obligations	—	379,888	—	379,888
Common Stocks	695	—	5,227	5,922
Warrant	—	—	299	299
Fixed Income - Exchange-Traded Funds	2,594,100	—	—	2,594,100
Short-Term Investments (l)	6,658,202	—	—	6,658,202
Derivatives (m)
Purchased Options	—	205,894	—	205,894
Futures Contracts	16,430	—	—	16,430
Credit Default Swap Contracts	—	31,452	—	31,452
Interest Rate Swap Contracts	—	212,031	—	212,031
Forward Foreign Currency Exchange Contracts	—	67,767	—	67,767
Total	$9,269,427	$19,954,742	$139,261	$29,363,430
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(70,035)	$—	$—	$(70,035)
Written Options	—	(228,723)	—	(228,723)
Credit Default Swap Contracts	—	(13,847)	—	(13,847)
Interest Rate Swap Contracts	—	(796,851)	—	(796,851)
Forward Foreign Currency Exchange Contracts	—	(90,604)	—	(90,604)
Total	$(70,035)	$(1,130,025)	$—	$(1,200,060)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 17,605	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (22,837)	$ —
Interest Rate Contracts	$ (53,605)	$ (584,820)	$ —	$ (46,505)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016